JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT F

Annual Report

To

Contract Owners

December 31, 2021

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus,

Ohio April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Managed Volatility II (FVU2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

2

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

INVESCO V. I.

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Main Street Mid Cap II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

3

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV)

VANECK VIP

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF)

Allspring VT Opportunity - Class 2 (SVOF)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

5 Year Account (JNMVA5)

4

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO V.I.

Invesco V.I. Value Opportunities II (AVBV2)

5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	63,810	$1,582,036	$1,779,036	$-	$1,779,036	$-	$1,779,036	$1,779,036	$-	$1,779,036
ALCAI2	131,788	10,793,272	12,431,553	-	12,431,553	-	12,431,553	12,416,587	14,966	12,431,553
ALCGI2	77,894	5,438,645	6,315,611	-	6,315,611	1	6,315,610	6,315,610	-	6,315,610
ALMGI2	195,994	4,152,484	4,347,151	-	4,347,151	1	4,347,150	4,347,150	-	4,347,150
ALVGIA	14,174	474,827	522,031	2	522,033	-	522,033	522,033	-	522,033
ACVB	263,372	2,024,554	2,517,838	-	2,517,838	-	2,517,838	2,517,838	-	2,517,838
ACVI	63,215	683,636	939,379	-	939,379	1	939,378	939,378	-	939,378
ACVIG	220,434	2,042,711	2,363,052	-	2,363,052	-	2,363,052	2,363,052	-	2,363,052
ACVIP2	25,869	268,054	295,424	-	295,424	-	295,424	295,424	-	295,424
ACVV	241,030	2,222,051	3,294,880	2	3,294,882	-	3,294,882	3,294,882	-	3,294,882
PIHYB2	2,983	27,525	27,470	-	27,470	-	27,470	27,470	-	27,470
PIVEI2	52,505	973,656	1,026,478	1	1,026,479	-	1,026,479	1,026,479	-	1,026,479
PIVF2	16,190	248,410	323,322	-	323,322	-	323,322	323,322	-	323,322
PIVMV2	6,738	125,195	153,482	-	153,482	-	153,482	153,482	-	153,482
DSIF	137,706	6,453,082	10,714,884	-	10,714,884	-	10,714,884	10,714,884	-	10,714,884
DSRG	30,524	1,090,682	1,772,813	-	1,772,813	-	1,772,813	1,772,813	-	1,772,813
DVSCS	43,953	799,316	1,035,092	-	1,035,092	1	1,035,091	1,035,091	-	1,035,091
CLVGT2	110,129	2,488,824	3,824,794	-	3,824,794	1	3,824,793	3,824,793	-	3,824,793
FHIB	74,623	473,289	476,840	-	476,840	1	476,839	476,839	-	476,839
FVU2	62,161	603,457	801,874	-	801,874	-	801,874	801,874	-	801,874
GVRUGM	325,889	325,888	325,889	-	325,889	-	325,889	325,889	-	325,889
RAF	8	1,789	155	-	155	1	154	154	-	154
RBF	11,537	1,069,986	1,143,090	-	1,143,090	1	1,143,089	1,143,089	-	1,143,089
RBKF	471	53,793	54,988	-	54,988	-	54,988	54,988	-	54,988
RBMF	811	63,846	85,927	-	85,927	1	85,926	85,926	-	85,926
RCPF	2,917	197,542	226,556	1	226,557	-	226,557	226,557	-	226,557
RELF	142	20,614	29,842	2	29,844	-	29,844	29,844	-	29,844
RENF	2,210	362,075	379,702	-	379,702	-	379,702	378,930	772	379,702
RESF	86	20,467	19,091	1	19,092	-	19,092	19,092	-	19,092
RFSF	4,878	541,968	549,923	-	549,923	1	549,922	549,922	-	549,922
RHCF	3,033	247,925	292,938	-	292,938	1	292,937	292,937	-	292,937
RINF	650	100,141	90,607	-	90,607	-	90,607	90,607	-	90,607
RJNF	1	113	41	-	41	1	40	40	-	40
RLCE	90	10,885	11,248	1	11,249	-	11,249	11,249	-	11,249
RLCJ	470	47,255	47,860	-	47,860	1	47,859	47,859	-	47,859
RMED	1,651	309,533	401,030	-	401,030	-	401,030	401,030	-	401,030
RMEK	902	86,472	78,984	-	78,984	-	78,984	78,984	-	78,984

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RNF	7,011	859,322	1,378,973	-	1,378,973	-	1,378,973	1,378,973	-	1,378,973
ROF	29,778	1,556,816	2,170,194	1	2,170,195	-	2,170,195	2,170,195	-	2,170,195
RPMF	1,471	65,776	60,688	-	60,688	-	60,688	60,688	-	60,688
RREF	3,786	172,624	193,261	-	193,261	-	193,261	193,261	-	193,261
RRF	120	15,175	16,160	2	16,162	-	16,162	16,162	-	16,162
RSRF	5,502	82,309	97,441	1	97,442	-	97,442	97,442	-	97,442
RTEC	1,468	211,425	304,873	-	304,873	-	304,873	304,873	-	304,873
RTEL	679	40,162	48,500	1	48,501	-	48,501	48,501	-	48,501
RTF	5,092	1,451,081	2,541,706	-	2,541,706	1	2,541,705	2,541,705	-	2,541,705
RTRF	484	46,336	60,431	-	60,431	-	60,431	60,431	-	60,431
RUF	187	6,231	5,823	1	5,824	-	5,824	5,824	-	5,824
RUGB	3,859	144,044	147,904	-	147,904	1	147,903	147,903	-	147,903
RUTL	6,667	214,237	232,405	1	232,406	-	232,406	232,406	-	232,406
RVF	17,676	2,757,284	3,393,067	-	3,393,067	1	3,393,066	3,393,066	-	3,393,066
RVIDD	1	1,350	34	-	34	1	33	33	-	33
RVISC	1	184	31	-	31	2	29	29	-	29
RVLCG	11,025	601,234	772,753	-	772,753	-	772,753	772,753	-	772,753
RVLCV	4,117	165,670	252,191	1	252,192	-	252,192	252,192	-	252,192
RVLDD	727	83,601	151,083	1	151,084	-	151,084	151,084	-	151,084
RVMCG	7,218	274,865	338,031	-	338,031	-	338,031	338,031	-	338,031
RVMCV	5,122	215,700	280,341	-	280,341	-	280,341	280,341	-	280,341
RVSCG	2,733	168,773	197,113	-	197,113	-	197,113	197,113	-	197,113
RVSCV	2,466	159,669	211,141	-	211,141	-	211,141	211,141	-	211,141
AVGI	23,171	764,880	875,640	-	875,640	-	875,640	875,640	-	875,640
AVHY1	222,505	1,168,003	1,163,703	-	1,163,703	-	1,163,703	1,163,703	-	1,163,703
IVDDI	11,826	307,232	352,653	-	352,653	-	352,653	352,653	-	352,653
IVGMMI	5,963,898	5,963,894	5,963,898	1	5,963,899	-	5,963,899	5,961,834	2,065	5,963,899
IVHS	15,826	452,572	535,861	1	535,862	-	535,862	535,862	-	535,862
IVMCC2	32,247	369,148	404,694	-	404,694	-	404,694	404,694	-	404,694
IVRE	32,149	538,684	578,361	-	578,361	1	578,360	577,044	1,316	578,360
IVT	4,114	126,219	156,651	-	156,651	1	156,650	156,650	-	156,650
JAEI	111,370	7,465,905	11,193,799	-	11,193,799	1	11,193,798	11,185,573	8,225	11,193,798
JAGRIN	84,398	3,133,712	6,015,859	1	6,015,860	-	6,015,860	6,015,860	-	6,015,860
JAIG	12,871	415,388	552,315	1	552,316	-	552,316	552,316	-	552,316
JARIN	181,307	6,219,419	10,209,380	-	10,209,380	-	10,209,380	10,209,380	-	10,209,380
LZREMS	15,981	345,273	349,343	1	349,344	-	349,344	349,344	-	349,344
LZRIES	36,866	393,304	405,526	1	405,527	-	405,527	405,527	-	405,527

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LZRUSM	65,345	1,005,279	1,272,270	-	1,272,270	1	1,272,269	1,272,269	-	1,272,269
LPVCAI	6,497	170,064	156,389	-	156,389	-	156,389	156,389	-	156,389
LPVCII	11,951	242,617	306,185	1	306,186	-	306,186	306,186	-	306,186
LVCLGI	30,797	871,293	1,331,061	1	1,331,062	-	1,331,062	1,331,062	-	1,331,062
SBVHY	249	1,776	1,792	-	1,792	1	1,791	1,791	-	1,791
LOVCDG	10,131	157,101	205,361	-	205,361	-	205,361	203,721	1,640	205,361
LOVGI	70,761	2,488,963	2,833,274	-	2,833,274	-	2,833,274	2,833,274	-	2,833,274
AMCG	13,518	395,678	545,304	-	545,304	-	545,304	545,304	-	545,304
AMRI	86,457	1,324,153	1,757,666	-	1,757,666	1	1,757,665	1,756,464	1,201	1,757,665
AMSRS	33,908	893,862	1,255,632	-	1,255,632	-	1,255,632	1,250,996	4,636	1,255,632
AMTB	150,045	1,594,560	1,572,472	-	1,572,472	-	1,572,472	1,572,472	-	1,572,472
NOVPDI	140,445	2,370,818	2,351,042	-	2,351,042	-	2,351,042	2,351,042	-	2,351,042
NOVPM	76,682	2,037,937	2,520,528	-	2,520,528	1	2,520,527	2,520,527	-	2,520,527
PMVAAA	42,969	460,787	494,572	-	494,572	-	494,572	494,572	-	494,572
PMVEBA	532	6,841	6,659	-	6,659	1	6,658	6,658	-	6,658
PMVFHA	1,472	15,441	15,827	1	15,828	-	15,828	15,828	-	15,828
PMVGBA	26,230	305,603	286,953	-	286,953	-	286,953	286,953	-	286,953
PMVHYA	283	2,176	2,248	1	2,249	-	2,249	2,249	-	2,249
PMVRRA	98,223	1,258,612	1,374,145	-	1,374,145	-	1,374,145	1,374,145	-	1,374,145
PMVRSA	2,222	23,441	17,200	-	17,200	-	17,200	17,200	-	17,200
PMVTRA	319,209	3,529,322	3,434,692	-	3,434,692	2	3,434,690	3,434,690	-	3,434,690
PVSTA	127,744	1,326,011	1,315,763	-	1,315,763	1	1,315,762	1,315,762	-	1,315,762
ROCMC	25,167	285,438	371,720	-	371,720	-	371,720	371,720	-	371,720
ROCSC	69,300	576,967	652,112	-	652,112	-	652,112	649,591	2,521	652,112
TAVV	27,325	428,220	505,782	1	505,783	-	505,783	504,666	1,117	505,783
VWBF	30,641	258,994	246,357	-	246,357	-	246,357	246,357	-	246,357
VWEM	83,848	1,106,203	1,207,411	-	1,207,411	-	1,207,411	1,207,411	-	1,207,411
VWHA	12,519	263,849	333,128	-	333,128	1	333,127	333,127	-	333,127
SVDF	112,074	3,568,822	4,790,026	-	4,790,026	-	4,790,026	4,790,026	-	4,790,026
SVOF	94,080	2,446,653	3,305,988	-	3,305,988	1	3,305,987	3,304,197	1,790	3,305,987
1 Year Interest Adjustment Account (JNMVA1)			1,874,689	-	1,874,689	-	1,874,689	1,874,689	-	1,874,689
5 Year Interest Adjustment Account (JNMVA5)			172,015	-	172,015	-	172,015	172,015	-	172,015

Total (unaudited)			$146,828,965	$30	$146,828,995	$32	$146,828,963	$146,788,714	$40,249	$146,828,963

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

**   For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$892,634	-	-	-	-	3,852	19,034	1,569
Mortality and expense risk charges (note 2)	(1,796,681)	(25,739)	(153,376)	(85,535)	(58,093)	(6,465)	(32,873)	(12,286)

Net investment income (loss)	(904,047)	(25,739)	(153,376)	(85,535)	(58,093)	(2,613)	(13,839)	(10,717)

Realized gain (loss) on investments	8,736,317	69,155	550,522	690,206	325,503	73,228	119,710	37,562
Change in unrealized gain (loss) on investments	1,875,989	(771,837)	(992,577)	(1,320,661)	(1,674,952)	42,148	110,992	17,530

Net gain (loss) on investments	10,612,306	(702,682)	(442,055)	(630,455)	(1,349,449)	115,376	230,702	55,092

Reinvested capital gains	11,511,403	592,363	2,583,803	1,427,850	1,538,797	-	127,579	27,773

Net increase (decrease) in contract owners’ equity resulting from operations	$21,219,662	(136,058)	1,988,372	711,860	131,255	112,763	344,442	72,148

Investment Activity*:	ACVIG	ACVIP2	ACVV	PIHYB2	PIVEI2	PIVF2	PIVMV2	DSIF
Reinvested dividends	$24,835	9,091	55,547	1,320	11,843	267	1,075	114,522
Mortality and expense risk charges (note 2)	(29,046)	(3,617)	(39,958)	(339)	(12,062)	(3,701)	(1,787)	(126,206)

Net investment income (loss)	(4,211)	5,474	15,589	981	(219)	(3,434)	(712)	(11,684)

Realized gain (loss) on investments	50,397	2,346	187,449	(15)	(85,110)	10,172	1,089	868,854
Change in unrealized gain (loss) on investments	72,495	6,237	433,313	129	288,614	38,154	33,459	1,088,121

Net gain (loss) on investments	122,892	8,583	620,762	114	203,504	48,326	34,548	1,956,975

Reinvested capital gains	336,920	-	-	-	-	23,727	-	444,462

Net increase (decrease) in contract owners’ equity resulting from operations	$455,601	14,057	636,351	1,095	203,285	68,619	33,836	2,389,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DSRG	DVSCS	CLVGT2	FHIB	FVU2	GVRUGM	RAF	RBF
Reinvested dividends	$12,683	7,285	9,621	27,477	14,476	3	-	-
Mortality and expense risk charges (note 2)	(20,799)	(13,147)	(42,575)	(6,701)	(10,016)	(4,284)	(3)	(15,117)

Net investment income (loss)	(8,116)	(5,862)	(32,954)	20,776	4,460	(4,281)	(3)	(15,117)

Realized gain (loss) on investments	42,735	63,853	352,973	(6,937)	15,007	-	(216)	35,170
Change in unrealized gain (loss) on investments	304,744	130,787	343,016	4,944	106,608	-	158	(125,838)

Net gain (loss) on investments	347,479	194,640	695,989	(1,993)	121,615	-	(58)	(90,668)

Reinvested capital gains	37,293	14,917	386,668	-	-	1	-	107,487

Net increase (decrease) in contract owners’ equity resulting from operations	$376,656	203,695	1,049,703	18,783	126,075	(4,280)	(61)	1,702

Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$712	507	1,416	-	1,033	83	370	-
Mortality and expense risk charges (note 2)	(808)	(1,062)	(2,280)	(324)	(2,359)	(416)	(2,114)	(2,767)

Net investment income (loss)	(96)	(555)	(864)	(324)	(1,326)	(333)	(1,744)	(2,767)

Realized gain (loss) on investments	10,490	6,141	14,963	7,895	(30,255)	5,328	38,384	11,860
Change in unrealized gain (loss) on investments	(610)	6,318	4,341	(777)	65,282	(4,925)	8,737	14,450

Net gain (loss) on investments	9,880	12,459	19,304	7,118	35,027	403	47,121	26,310

Reinvested capital gains	-	2,248	129	1,481	-	-	2,205	12,512

Net increase (decrease) in contract owners’ equity resulting from operations	$9,784	14,152	18,569	8,275	33,701	70	47,582	36,055

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	25	-	-	-	56	4,519
Mortality and expense risk charges (note 2)	(1,422)	-	(141)	(702)	(362)	(4,756)	(1,409)	(15,866)

Net investment income (loss)	(1,422)	-	(116)	(702)	(362)	(4,756)	(1,353)	(11,347)

Realized gain (loss) on investments	10,289	(29)	3,269	1,172	434	6,523	17,844	128,300
Change in unrealized gain (loss) on investments	(26,349)	31	(1,530)	(9,113)	(2,782)	56,054	(8,618)	258,962

Net gain (loss) on investments	(16,060)	2	1,739	(7,941)	(2,348)	62,577	9,226	387,262

Reinvested capital gains	10,788	-	-	-	621	47,518	16,446	54,120

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,694)	2	1,623	(8,643)	(2,089)	105,339	24,319	430,035

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	2,410	996	-	500	-	345	-
Mortality and expense risk charges (note 2)	(26,137)	(1,883)	(2,164)	(313)	(1,039)	(4,114)	(594)	(27,673)

Net investment income (loss)	(26,137)	527	(1,168)	(313)	(539)	(4,114)	(249)	(27,673)

Realized gain (loss) on investments	461,970	66,147	24,997	7,181	579	75,584	1,102	311,722
Change in unrealized gain (loss) on investments	(131,924)	(83,405)	22,732	(6,052)	17,198	(33,021)	2,940	631,852

Net gain (loss) on investments	330,046	(17,258)	47,729	1,129	17,777	42,563	4,042	943,574

Reinvested capital gains	159,960	-	-	2,037	-	19,672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$463,869	(16,731)	46,561	2,853	17,238	58,121	3,793	915,901

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVF	RVIDD	RVISC	RVLCG
Reinvested dividends	$-	-	564	3,491	-	-	-	-
Mortality and expense risk charges (note 2)	(756)	(214)	(1,960)	(2,872)	(37,841)	-	-	(7,302)

Net investment income (loss)	(756)	(214)	(1,396)	619	(37,841)	-	-	(7,302)

Realized gain (loss) on investments	5,970	(8,575)	(23,421)	2,670	1,025,007	(101)	-	7,072
Change in unrealized gain (loss) on investments	1,955	3,574	4,436	23,487	(164,118)	81	(7)	126,400

Net gain (loss) on investments	7,925	(5,001)	(18,985)	26,157	860,889	(20)	(7)	133,472

Reinvested capital gains	3,481	-	-	-	372,031	-	-	2,186

Net increase (decrease) in contract owners’ equity resulting from operations	$10,650	(5,215)	(20,381)	26,776	1,195,079	(20)	(7)	128,356

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	AVGI	AVHY1
Reinvested dividends	$1,515	-	-	188	-	-	5,407	56,135
Mortality and expense risk charges (note 2)	(3,015)	(1,677)	(4,474)	(3,144)	(2,215)	(2,596)	(10,172)	(14,256)

Net investment income (loss)	(1,500)	(1,677)	(4,474)	(2,956)	(2,215)	(2,596)	(4,765)	41,879

Realized gain (loss) on investments	10,174	951	23,421	260	12,716	10,551	10,808	(9,944)
Change in unrealized gain (loss) on investments	51,407	43,131	(10,169)	54,140	11,570	55,511	161,750	2,906

Net gain (loss) on investments	61,581	44,082	13,252	54,400	24,286	66,062	172,558	(7,038)

Reinvested capital gains	837	-	28,041	8,668	804	-	18,521	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,918	42,405	36,819	60,112	22,875	63,466	186,314	34,841

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JAEI	JAGRIN
Reinvested dividends	$7,288	439	1,077	985	14,461	-	35,031	30,604
Mortality and expense risk charges (note 2)	(4,386)	(78,673)	(6,535)	(4,716)	(6,556)	(1,865)	(137,844)	(73,763)

Net investment income (loss)	2,902	(78,234)	(5,458)	(3,731)	7,905	(1,865)	(102,813)	(43,159)

Realized gain (loss) on investments	5,474	-	(449)	(792)	2,019	1,250	660,662	276,234
Change in unrealized gain (loss) on investments	47,231	-	4,834	75,495	102,735	3,010	91,270	389,735

Net gain (loss) on investments	52,705	-	4,385	74,703	104,754	4,260	751,932	665,969

Reinvested capital gains	1,319	-	56,027	-	-	14,366	924,429	276,575

Net increase (decrease) in contract owners’ equity resulting from operations	$56,926	(78,234)	54,954	70,972	112,659	16,761	1,573,548	899,385

Investment Activity*:	JAIG	JARIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI
Reinvested dividends	$6,496	9,782	7,047	3,926	674	446	4,250	-
Mortality and expense risk charges (note 2)	(7,190)	(122,468)	(4,765)	(5,170)	(15,872)	(3,374)	(3,688)	(16,427)

Net investment income (loss)	(694)	(112,686)	2,282	(1,244)	(15,198)	(2,928)	562	(16,427)

Realized gain (loss) on investments	39,785	552,129	8,022	(4,149)	8,942	(6,704)	12,629	103,610
Change in unrealized gain (loss) on investments	24,417	759,655	5,835	18,876	217,787	(38,507)	32,520	80,258

Net gain (loss) on investments	64,202	1,311,784	13,857	14,727	226,729	(45,211)	45,149	183,868

Reinvested capital gains	-	491,426	-	5,040	1,396	71,482	20,931	81,145

Net increase (decrease) in contract owners’ equity resulting from operations	$63,508	1,690,524	16,139	18,523	212,927	23,343	66,642	248,586

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS	AMTB	NOVPDI
Reinvested dividends	$80	1,354	27,603	-	10,017	4,513	45,240	28,319
Mortality and expense risk charges (note 2)	(23)	(2,414)	(36,148)	(6,984)	(20,354)	(15,201)	(19,846)	(28,169)

Net investment income (loss)	57	(1,060)	(8,545)	(6,984)	(10,337)	(10,688)	25,394	150

Realized gain (loss) on investments	9	4,486	382,937	30,781	5,929	39,654	(2,446)	(133,118)
Change in unrealized gain (loss) on investments	(64)	19,370	36,056	(19,330)	425,644	188,360	(32,225)	687,186

Net gain (loss) on investments	(55)	23,856	418,993	11,451	431,573	228,014	(34,671)	554,068

Reinvested capital gains	-	18,953	283,071	60,051	-	23,076	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2	41,749	693,519	64,518	421,236	240,402	(9,277)	554,218

Investment Activity*:	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVRRA	PMVRSA
Reinvested dividends	$-	52,952	329	259	14,728	156	66,134	727
Mortality and expense risk charges (note 2)	(33,896)	(5,958)	(92)	(204)	(3,694)	(46)	(16,616)	(214)

Net investment income (loss)	(33,896)	46,994	237	55	11,034	110	49,518	513

Realized gain (loss) on investments	233,831	6,913	(121)	32	139	140	7,063	(2,715)
Change in unrealized gain (loss) on investments	460,088	10,485	(390)	(760)	(31,994)	(134)	411	6,825

Net gain (loss) on investments	693,919	17,398	(511)	(728)	(31,855)	6	7,474	4,110

Reinvested capital gains	-	-	-	144	4,545	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$660,023	64,392	(274)	(529)	(16,276)	116	56,992	4,623

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM	VWHA
Reinvested dividends	$63,905	15,922	-	8,935	3,776	13,676	12,894	1,478
Mortality and expense risk charges (note 2)	(43,886)	(17,535)	(5,283)	(8,573)	(6,723)	(3,326)	(17,713)	(4,235)

Net investment income (loss)	20,019	(1,613)	(5,283)	362	(2,947)	10,350	(4,819)	(2,757)

Realized gain (loss) on investments	11,496	3,131	61,943	11,056	14,270	1,059	23,116	2,567
Change in unrealized gain (loss) on investments	(272,095)	(19,801)	35,493	152,069	85,749	(25,609)	(226,245)	53,173

Net gain (loss) on investments	(260,599)	(16,670)	97,436	163,125	100,019	(24,550)	(203,129)	55,740

Reinvested capital gains	149,677	-	16,114	-	-	-	31,488	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,903)	(18,283)	108,267	163,487	97,072	(14,200)	(176,460)	52,983

Investment Activity*:	SVDF	SVOF	AVBV2
Reinvested dividends	$-	1,366	993
Mortality and expense risk charges (note 2)	(67,193)	(41,219)	(920)

Net investment income (loss)	(67,193)	(39,853)	73

Realized gain (loss) on investments	328,087	383,307	11,007
Change in unrealized gain (loss) on investments	(975,535)	184,626	38,056

Net gain (loss) on investments	(647,448)	567,933	49,063

Reinvested capital gains	395,386	164,663	6,153

Net increase (decrease) in contract owners’ equity resulting from operations	$(319,255)	692,743	55,289

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(904,047)	(364,216)	(25,739)	(3,258)	(153,376)	(130,729)	(85,535)	(58,640)
Realized gain (loss) on investments	8,736,317	5,241,128	69,155	30,006	550,522	730,158	690,206	455,415
Change in unrealized gain (loss) on investments	1,875,989	10,422,417	(771,837)	718,859	(992,577)	1,439,713	(1,320,661)	1,550,399
Reinvested capital gains	11,511,403	8,169,526	592,363	117,174	2,583,803	1,497,895	1,427,850	892,867

Net increase (decrease) in contract owners’ equity resulting from operations	21,219,662	23,468,855	(136,058)	862,781	1,988,372	3,537,037	711,860	2,840,041

Equity transactions:
Purchase payments received from contract owners (note 4)	(88,286)	1,320,572	1,615	854	19,869	113,806	1,131	77,730
Transfers between funds	(32,960)	(215,136)	757	(36,576)	(118,009)	(556,345)	(568,150)	(155,783)
Redemptions (notes 2, 3, and 4)	(13,299,801)	(15,156,858)	(179,332)	(162,987)	(1,157,333)	(1,824,614)	(853,663)	(537,585)
Adjustments to maintain reserves	62	2,964	11	12	2	205	(16)	128

Net equity transactions	(13,420,985)	(14,048,458)	(176,949)	(198,697)	(1,255,471)	(2,266,948)	(1,420,698)	(615,510)

Net change in contract owners’ equity	7,798,677	9,420,397	(313,007)	664,084	732,901	1,270,089	(708,838)	2,224,531
Contract owners’ equity at beginning of period	139,030,286	129,609,889	2,092,043	1,427,959	11,698,652	10,428,563	7,024,448	4,799,917

Contract owners’ equity at end of period	$146,828,963	139,030,286	1,779,036	2,092,043	12,431,553	11,698,652	6,315,610	7,024,448

CHANGE IN UNITS:
Beginning units	4,412,961	4,818,394	41,662	46,826	120,233	149,671	122,247	137,451
Units purchased	1,020,155	1,812,096	2,592	1,914	4,567	15,480	7,383	17,277
Units redeemed	(1,333,281)	(2,217,529)	(5,969)	(7,078)	(15,927)	(44,918)	(29,871)	(32,481)

Ending units	4,099,835	4,412,961	38,285	41,662	108,873	120,233	99,759	122,247

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMGI2		ALVGIA		ACVB		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(58,093)	(42,190)	(2,613)	1,056	(13,839)	(1,070)	(10,717)	(6,386)
Realized gain (loss) on investments	325,503	362,780	73,228	(11,428)	119,710	21,913	37,562	16,835
Change in unrealized gain (loss) on investments	(1,674,952)	900,283	42,148	2,307	110,992	155,456	17,530	181,397
Reinvested capital gains	1,538,797	482,574	-	14,985	127,579	70,859	27,773	12,552

Net increase (decrease) in contract owners’ equity resulting from operations	131,255	1,703,447	112,763	6,920	344,442	247,158	72,148	204,398

Equity transactions:
Purchase payments received from contract owners (note 4)	4,166	3,447	-	-	(4,501)	-	(104)	4,643
Transfers between funds	(10,620)	(144,654)	80,300	38,554	207,852	275,281	9,487	(52,840)
Redemptions (notes 2, 3, and 4)	(279,858)	(227,337)	(9,172)	(18,302)	(430,008)	(326,699)	(101,235)	(47,481)
Adjustments to maintain reserves	2	43	6	-	(3)	37	(9)	28

Net equity transactions	(286,310)	(368,501)	71,134	20,252	(226,660)	(51,381)	(91,861)	(95,650)

Net change in contract owners’ equity	(155,055)	1,334,946	183,897	27,172	117,782	195,777	(19,713)	108,748
Contract owners’ equity at beginning of period	4,502,205	3,167,259	338,136	310,964	2,400,056	2,204,279	959,091	850,343

Contract owners’ equity at end of period	$4,347,150	4,502,205	522,033	338,136	2,517,838	2,400,056	939,378	959,091

CHANGE IN UNITS:
Beginning units	65,390	74,604	11,986	11,154	101,741	103,582	36,402	40,022
Units purchased	2,812	6,361	20,147	3,377	21,626	20,636	3,408	4,054
Units redeemed	(6,695)	(15,575)	(17,476)	(2,545)	(29,779)	(22,477)	(6,529)	(7,674)

Ending units	61,507	65,390	14,657	11,986	93,588	101,741	33,281	36,402

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVV		PIHYB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,211)	14,030	5,474	255	15,589	26,578	981	1,849
Realized gain (loss) on investments	50,397	114,634	2,346	(1,807)	187,449	167,379	(15)	(20,363)
Change in unrealized gain (loss) on investments	72,495	(21,579)	6,237	22,526	433,313	(331,644)	129	1,717
Reinvested capital gains	336,920	100,995	-	-	-	70,400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	455,601	208,080	14,057	20,974	636,351	(67,287)	1,095	(16,797)

Equity transactions:
Purchase payments received from contract owners (note 4)	(9,587)	(58,269)	816	458	15,346	2,448	-	-
Transfers between funds	(2,443)	(71,017)	7,721	(43,167)	56,503	(132,416)	-	(74,153)
Redemptions (notes 2, 3, and 4)	(174,072)	(210,913)	(16,308)	(14,584)	(222,438)	(252,780)	(203)	(770)
Adjustments to maintain reserves	16	53	3	2	7	94	9	(14)

Net equity transactions	(186,086)	(340,146)	(7,768)	(57,291)	(150,582)	(382,654)	(194)	(74,937)

Net change in contract owners’ equity	269,515	(132,066)	6,289	(36,317)	485,769	(449,941)	901	(91,734)
Contract owners’ equity at beginning of period	2,093,537	2,225,603	289,135	325,452	2,809,113	3,259,054	26,569	118,303

Contract owners’ equity at end of period	$2,363,052	2,093,537	295,424	289,135	3,294,882	2,809,113	27,470	26,569

CHANGE IN UNITS:
Beginning units	64,205	75,179	19,296	23,441	74,285	85,730	1,383	6,186
Units purchased	4,152	5,123	2,061	4,343	6,075	3,526	-	-
Units redeemed	(8,863)	(16,097)	(2,524)	(8,488)	(9,324)	(14,971)	(6)	(4,803)

Ending units	59,494	64,205	18,833	19,296	71,036	74,285	1,377	1,383

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PIVEI2		PIVF2		PIVMV2		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(219)	9,789	(3,434)	(1,605)	(712)	(234)	(11,684)	26,797
Realized gain (loss) on investments	(85,110)	(219,785)	10,172	(8,924)	1,089	(5,184)	868,854	734,347
Change in unrealized gain (loss) on investments	288,614	137,446	38,154	41,446	33,459	1,315	1,088,121	72,001
Reinvested capital gains	-	34,149	23,727	18,197	-	3,056	444,462	527,260

Net increase (decrease) in contract owners’ equity resulting from operations	203,285	(38,401)	68,619	49,114	33,836	(1,047)	2,389,753	1,360,405

Equity transactions:
Purchase payments received from contract owners (note 4)	863	732	3,041	2,930	56	-	(186,319)	203,181
Transfers between funds	(12,050)	(47,759)	39,923	(4,597)	781	23,722	(100,756)	90,220
Redemptions (notes 2, 3, and 4)	(59,648)	(97,709)	(25,156)	(28,778)	(8,534)	(3,398)	(1,006,845)	(1,119,175)
Adjustments to maintain reserves	(12)	40	(9)	12	3	(2)	21	222

Net equity transactions	(70,847)	(144,696)	17,799	(30,433)	(7,694)	20,322	(1,293,899)	(825,552)

Net change in contract owners’ equity	132,438	(183,097)	86,418	18,681	26,142	19,275	1,095,854	534,853
Contract owners’ equity at beginning of period	894,041	1,077,138	236,904	218,223	127,340	108,065	9,619,030	9,084,177

Contract owners’ equity at end of period	$1,026,479	894,041	323,322	236,904	153,482	127,340	10,714,884	9,619,030

CHANGE IN UNITS:
Beginning units	33,140	39,229	8,011	9,011	6,108	5,202	247,084	271,267
Units purchased	2,521	3,891	2,583	1,715	231	1,721	9,621	44,535
Units redeemed	(4,843)	(9,980)	(1,899)	(2,715)	(563)	(815)	(39,131)	(68,718)

Ending units	30,818	33,140	8,695	8,011	5,776	6,108	217,574	247,084

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVSCS		CLVGT2		FHIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,116)	(2,527)	(5,862)	(1,962)	(32,954)	(28,858)	20,776	26,216
Realized gain (loss) on investments	42,735	41,066	63,853	3,377	352,973	11,085	(6,937)	(6,016)
Change in unrealized gain (loss) on investments	304,744	249,643	130,787	54,378	343,016	749,592	4,944	1,303
Reinvested capital gains	37,293	16,728	14,917	34,474	386,668	197,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	376,656	304,910	203,695	90,267	1,049,703	929,459	18,783	21,503

Equity transactions:
Purchase payments received from contract owners (note 4)	(62,721)	74,617	5,841	761	1,728	50,887	(646)	-
Transfers between funds	(27,308)	(121,713)	(19,710)	113,509	4,803	(18,627)	(4,037)	(425)
Redemptions (notes 2, 3, and 4)	(112,089)	(169,976)	(37,829)	(56,290)	(253,259)	(170,364)	(98,222)	(71,364)
Adjustments to maintain reserves	(12)	73	6	4	12	22	(4)	11

Net equity transactions	(202,130)	(216,999)	(51,692)	57,984	(246,716)	(138,082)	(102,909)	(71,778)

Net change in contract owners’ equity	174,526	87,911	152,003	148,251	802,987	791,377	(84,126)	(50,275)
Contract owners’ equity at beginning of period	1,598,287	1,510,376	883,088	734,837	3,021,806	2,230,429	560,965	611,240

Contract owners’ equity at end of period	$1,772,813	1,598,287	1,035,091	883,088	3,824,793	3,021,806	476,839	560,965

CHANGE IN UNITS:
Beginning units	50,428	58,279	26,412	23,954	85,055	90,172	21,215	24,045
Units purchased	328	6,737	7,089	8,334	15,242	6,972	2,931	1,117
Units redeemed	(6,047)	(14,588)	(8,588)	(5,876)	(21,498)	(12,089)	(6,686)	(3,947)

Ending units	44,709	50,428	24,913	26,412	78,799	85,055	17,460	21,215

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		GVRUGM		RAF		RBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,460	9,782	(4,281)	(4,275)	(3)	(1)	(15,117)	(14,557)
Realized gain (loss) on investments	15,007	780	-	-	(216)	(206)	35,170	(16,788)
Change in unrealized gain (loss) on investments	106,608	(14,521)	-	-	158	43	(125,838)	127,895
Reinvested capital gains	-	-	1	23	-	-	107,487	95,574

Net increase (decrease) in contract owners’ equity resulting from operations	126,075	(3,959)	(4,280)	(4,252)	(61)	(164)	1,702	192,124

Equity transactions:
Purchase payments received from contract owners (note 4)	(171)	14	95	(7,495)	-	-	80	105
Transfers between funds	(28,214)	12,960	(2,276)	-	-	-	(4,264)	(172,371)
Redemptions (notes 2, 3, and 4)	(72,141)	(79,660)	(17,556)	(20,141)	(17)	(24)	(29,125)	(29,159)
Adjustments to maintain reserves	7	10	(2)	7	(1)	2	(1)	67

Net equity transactions	(100,519)	(66,676)	(19,739)	(27,629)	(18)	(22)	(33,310)	(201,358)

Net change in contract owners’ equity	25,556	(70,635)	(24,019)	(31,881)	(79)	(186)	(31,608)	(9,234)
Contract owners’ equity at beginning of period	776,318	846,953	349,908	381,789	233	419	1,174,697	1,183,931

Contract owners’ equity at end of period	$801,874	776,318	325,889	349,908	154	233	1,143,089	1,174,697

CHANGE IN UNITS:
Beginning units	40,283	43,697	40,191	43,230	504	555	26,060	31,388
Units purchased	2,353	5,150	2,136	84	-	-	5,079	8,165
Units redeemed	(6,996)	(8,564)	(4,329)	(3,123)	(49)	(51)	(5,758)	(13,493)

Ending units	35,640	40,283	37,998	40,191	455	504	25,381	26,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBKF		RBMF		RCPF		RELF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(96)	(93)	(555)	164	(864)	(741)	(324)	(196)
Realized gain (loss) on investments	10,490	(2,464)	6,141	(2,821)	14,963	5,160	7,895	549
Change in unrealized gain (loss) on investments	(610)	(2,187)	6,318	14,744	4,341	2,694	(777)	7,092
Reinvested capital gains	-	-	2,248	707	129	3,226	1,481	260

Net increase (decrease) in contract owners’ equity resulting from operations	9,784	(4,744)	14,152	12,794	18,569	10,339	8,275	7,705

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	17	-	(82)	-	-	-
Transfers between funds	8,517	2,252	1,589	(19,008)	1,245	(18,825)	332	(206)
Redemptions (notes 2, 3, and 4)	(3,922)	(244)	(1,707)	(12,754)	(15,585)	(19,084)	(114)	(74)
Adjustments to maintain reserves	1	1	(6)	(50)	9	(6)	(8)	9

Net equity transactions	4,596	2,009	(107)	(31,812)	(14,413)	(37,915)	210	(271)

Net change in contract owners’ equity	14,380	(2,735)	14,045	(19,018)	4,156	(27,576)	8,485	7,434
Contract owners’ equity at beginning of period	40,608	43,343	71,881	90,899	222,401	249,977	21,359	13,925

Contract owners’ equity at end of period	$54,988	40,608	85,926	71,881	226,557	222,401	29,844	21,359

CHANGE IN UNITS:
Beginning units	5,225	5,029	2,753	4,107	7,482	8,912	596	597
Units purchased	19,469	5,605	814	869	3,135	1,904	314	24
Units redeemed	(19,314)	(5,409)	(850)	(2,223)	(3,623)	(3,334)	(299)	(25)

Ending units	5,380	5,225	2,717	2,753	6,994	7,482	611	596

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RENF		RESF		RFSF		RHCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,326)	(147)	(333)	(92)	(1,744)	(164)	(2,767)	(2,488)
Realized gain (loss) on investments	(30,255)	(85,856)	5,328	(14,738)	38,384	1,458	11,860	25,788
Change in unrealized gain (loss) on investments	65,282	4,875	(4,925)	64	8,737	(4,620)	14,450	2,572
Reinvested capital gains	-	-	-	-	2,205	1,824	12,512	5,641

Net increase (decrease) in contract owners’ equity resulting from operations	33,701	(81,128)	70	(14,766)	47,582	(1,502)	36,055	31,513

Equity transactions:
Purchase payments received from contract owners (note 4)	907	9,600	-	-	200	325	407	458
Transfers between funds	275,272	(19,442)	(2,906)	2,670	456,654	(97,884)	87,423	(125,709)
Redemptions (notes 2, 3, and 4)	(9,071)	(20,456)	(1,406)	(2,859)	(4,929)	(1,861)	(22,185)	(31,230)
Adjustments to maintain reserves	(4)	7	3	40	(4)	8	16	(10)

Net equity transactions	267,104	(30,291)	(4,309)	(149)	451,921	(99,412)	65,661	(156,491)

Net change in contract owners’ equity	300,805	(111,419)	(4,239)	(14,915)	499,503	(100,914)	101,716	(124,978)
Contract owners’ equity at beginning of period	78,897	190,316	23,331	38,246	50,419	151,333	191,221	316,199

Contract owners’ equity at end of period	$379,702	78,897	19,092	23,331	549,922	50,419	292,937	191,221

CHANGE IN UNITS:
Beginning units	10,250	16,033	6,686	6,766	3,675	10,855	5,244	10,138
Units purchased	32,047	2,479	27,445	14,580	83,847	542	3,024	927
Units redeemed	(9,016)	(8,262)	(29,405)	(14,660)	(57,441)	(7,722)	(1,406)	(5,821)

Ending units	33,281	10,250	4,726	6,686	30,081	3,675	6,862	5,244

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RINF		RJNF		RLCE		RLCJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,422)	(540)	-	(1)	(116)	106	(702)	(82)
Realized gain (loss) on investments	10,289	7,080	(29)	(3)	3,269	(1,986)	1,172	(1,008)
Change in unrealized gain (loss) on investments	(26,349)	16,351	31	(12)	(1,530)	1,349	(9,113)	21,142
Reinvested capital gains	10,788	462	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,694)	23,353	2	(16)	1,623	(531)	(8,643)	20,052

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(36,824)	89,013	-	-	(516)	(1,607)	47	(2,511)
Redemptions (notes 2, 3, and 4)	(2,369)	(573)	(15)	(1)	(6,098)	(3,475)	(11,270)	(5,011)
Adjustments to maintain reserves	8	19	-	-	(4)	40	(10)	13

Net equity transactions	(39,185)	88,459	(15)	(1)	(6,618)	(5,042)	(11,233)	(7,509)

Net change in contract owners’ equity	(45,879)	111,812	(13)	(17)	(4,995)	(5,573)	(19,876)	12,543
Contract owners’ equity at beginning of period	136,486	24,674	53	70	16,244	21,817	67,735	55,192

Contract owners’ equity at end of period	$90,607	136,486	40	53	11,249	16,244	47,859	67,735

CHANGE IN UNITS:
Beginning units	2,437	695	31	32	1,518	2,013	2,471	2,786
Units purchased	3,513	3,625	7	-	5,504	6,572	168	-
Units redeemed	(4,228)	(1,883)	(15)	(1)	(6,123)	(7,067)	(576)	(315)

Ending units	1,722	2,437	23	31	899	1,518	2,063	2,471

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLF		RMED		RMEK		RNF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(362)	(116)	(4,756)	(946)	(1,353)	(1,027)	(11,347)	(3,521)
Realized gain (loss) on investments	434	(303)	6,523	(36,585)	17,844	19,992	128,300	56,532
Change in unrealized gain (loss) on investments	(2,782)	1,998	56,054	38,685	(8,618)	(4,116)	258,962	(17,510)
Reinvested capital gains	621	407	47,518	9,018	16,446	2,833	54,120	97,131

Net increase (decrease) in contract owners’ equity resulting from operations	(2,089)	1,986	105,339	10,172	24,319	17,682	430,035	132,632

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	3,583	(75)	2,317	(38,828)	(7,792)	(13,582)	15,705	(135,174)
Redemptions (notes 2, 3, and 4)	(13,232)	(83)	(34,003)	(5,067)	(37,666)	(4,297)	(132,739)	(69,449)
Adjustments to maintain reserves	(9)	10	(15)	22	3	(1)	(5)	49

Net equity transactions	(9,658)	(148)	(31,701)	(43,873)	(45,455)	(17,880)	(117,039)	(204,574)

Net change in contract owners’ equity	(11,747)	1,838	73,638	(33,701)	(21,136)	(198)	312,996	(71,942)
Contract owners’ equity at beginning of period	11,747	9,909	327,392	361,093	100,120	100,318	1,065,977	1,137,919

Contract owners’ equity at end of period	$-	11,747	401,030	327,392	78,984	100,120	1,378,973	1,065,977

CHANGE IN UNITS:
Beginning units	364	366	5,309	6,385	1,883	2,229	25,563	32,267
Units purchased	1,794	302	685	614	8,866	6,412	2,264	64
Units redeemed	(2,158)	(304)	(1,113)	(1,690)	(9,478)	(6,758)	(4,218)	(6,768)

Ending units	-	364	4,881	5,309	1,271	1,883	23,609	25,563

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ROF		RPMF		RREF		RRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,137)	(19,702)	527	15,685	(1,168)	2,597	(313)	(267)
Realized gain (loss) on investments	461,970	165,211	66,147	41,383	24,997	(12,599)	7,181	3,620
Change in unrealized gain (loss) on investments	(131,924)	374,654	(83,405)	42,309	22,732	(9,011)	(6,052)	4,412
Reinvested capital gains	159,960	236,939	-	-	-	4,156	2,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	463,869	757,102	(16,731)	99,377	46,561	(14,857)	2,853	7,765

Equity transactions:
Purchase payments received from contract owners (note 4)	1,300	945	100	7,780	29	254	-	-
Transfers between funds	(637,078)	27,974	(228,796)	40,114	(36,017)	44,257	172	1,104
Redemptions (notes 2, 3, and 4)	(191,792)	(87,046)	(10,793)	(147,961)	(14,868)	(5,798)	(14,134)	(113)
Adjustments to maintain reserves	1	79	6	(37)	10	(21)	-	(2)

Net equity transactions	(827,569)	(58,048)	(239,483)	(100,104)	(50,846)	38,692	(13,962)	989

Net change in contract owners’ equity	(363,700)	699,054	(256,214)	(727)	(4,285)	23,835	(11,109)	8,754
Contract owners’ equity at beginning of period	2,533,895	1,834,841	316,902	317,629	197,546	173,711	27,271	18,517

Contract owners’ equity at end of period	$2,170,195	2,533,895	60,688	316,902	193,261	197,546	16,162	27,271

CHANGE IN UNITS:
Beginning units	31,107	32,167	23,005	30,506	9,503	7,753	748	719
Units purchased	4,288	7,499	5,924	49,509	7,653	6,793	144	526
Units redeemed	(13,853)	(8,559)	(24,004)	(57,010)	(10,117)	(5,043)	(489)	(497)

Ending units	21,542	31,107	4,925	23,005	7,039	9,503	403	748

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RSRF		RTEC		RTEL		RTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(539)	(314)	(4,114)	(3,606)	(249)	(290)	(27,673)	(8,593)
Realized gain (loss) on investments	579	(2,698)	75,584	32,850	1,102	2,249	311,722	21,797
Change in unrealized gain (loss) on investments	17,198	5,550	(33,021)	76,193	2,940	732	631,852	30,683
Reinvested capital gains	-	-	19,672	6,471	-	-	-	182,052

Net increase (decrease) in contract owners’ equity resulting from operations	17,238	2,538	58,121	111,908	3,793	2,691	915,901	225,939

Equity transactions:
Purchase payments received from contract owners (note 4)	168	-	367	10,041	10	-	-	-
Transfers between funds	4,850	(8,896)	(116,500)	(3,626)	(891)	(33,636)	1,605	(4,934)
Redemptions (notes 2, 3, and 4)	(6,297)	(5,568)	(11,084)	(17,891)	(738)	(1,141)	(32,606)	(29,944)
Adjustments to maintain reserves	8	(5)	(12)	18	4	(2)	18	7

Net equity transactions	(1,271)	(14,469)	(127,229)	(11,458)	(1,615)	(34,779)	(30,983)	(34,871)

Net change in contract owners’ equity	15,967	(11,931)	(69,108)	100,450	2,178	(32,088)	884,918	191,068
Contract owners’ equity at beginning of period	81,475	93,406	373,981	273,531	46,323	78,411	1,656,787	1,465,719

Contract owners’ equity at end of period	$97,442	81,475	304,873	373,981	48,501	46,323	2,541,705	1,656,787

CHANGE IN UNITS:
Beginning units	4,336	5,138	8,449	9,086	3,440	6,281	33,094	34,062
Units purchased	973	525	736	3,519	311	167	7,672	464
Units redeemed	(1,057)	(1,327)	(3,383)	(4,156)	(396)	(3,008)	(8,207)	(1,432)

Ending units	4,252	4,336	5,802	8,449	3,355	3,440	32,559	33,094

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTRF		RUF		RUGB		RUTL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(756)	(413)	(214)	173	(1,396)	(2,510)	619	1,382
Realized gain (loss) on investments	5,970	4,134	(8,575)	(115,037)	(23,421)	73,310	2,670	6,753
Change in unrealized gain (loss) on investments	1,955	10,388	3,574	(3,767)	4,436	8,956	23,487	(34,439)
Reinvested capital gains	3,481	1,180	-	-	-	-	-	4,370

Net increase (decrease) in contract owners’ equity resulting from operations	10,650	15,289	(5,215)	(118,631)	(20,381)	79,756	26,776	(21,934)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	200	183	72	-
Transfers between funds	9,889	(15,447)	(20,478)	137,228	(25,635)	(16,763)	(87,345)	9,856
Redemptions (notes 2, 3, and 4)	(13,678)	(260)	(127)	(1,702)	(7,515)	(6,953)	(7,034)	(11,184)
Adjustments to maintain reserves	1	-	2	32	6	(7)	(12)	16

Net equity transactions	(3,788)	(15,707)	(20,603)	135,558	(32,944)	(23,540)	(94,319)	(1,312)

Net change in contract owners’ equity	6,862	(418)	(25,818)	16,927	(53,325)	56,216	(67,543)	(23,246)
Contract owners’ equity at beginning of period	53,569	53,987	31,642	14,715	201,228	145,012	299,949	323,195

Contract owners’ equity at end of period	$60,431	53,569	5,824	31,642	147,903	201,228	232,406	299,949

CHANGE IN UNITS:
Beginning units	1,443	2,015	36,517	12,543	8,729	7,558	11,008	11,085
Units purchased	763	261	65,198	663,169	10,184	25,257	5,746	2,907
Units redeemed	(853)	(833)	(92,685)	(639,195)	(11,873)	(24,086)	(9,194)	(2,984)

Ending units	1,353	1,443	9,030	36,517	7,040	8,729	7,560	11,008

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVF		RVIDD		RVISC		RVLCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(37,841)	(19,739)	-	-	-	-	(7,302)	(5,199)
Realized gain (loss) on investments	1,025,007	393,189	(101)	(122)	-	-	7,072	57,330
Change in unrealized gain (loss) on investments	(164,118)	318,578	81	70	(7)	(17)	126,400	(41,193)
Reinvested capital gains	372,031	335,513	-	-	-	-	2,186	80,794

Net increase (decrease) in contract owners’ equity resulting from operations	1,195,079	1,027,541	(20)	(52)	(7)	(17)	128,356	91,732

Equity transactions:
Purchase payments received from contract owners (note 4)	584	367	-	-	-	-	111	15,560
Transfers between funds	(217,259)	(83,659)	-	-	-	-	200,010	(197,488)
Redemptions (notes 2, 3, and 4)	(184,988)	(214,709)	(3)	(4)	-	-	(8,300)	(97,200)
Adjustments to maintain reserves	7	26	(1)	(1)	-	-	(15)	25

Net equity transactions	(401,656)	(297,975)	(4)	(5)	-	-	191,806	(279,103)

Net change in contract owners’ equity	793,423	729,566	(24)	(57)	(7)	(17)	320,162	(187,371)
Contract owners’ equity at beginning of period	2,599,643	1,870,077	57	114	36	53	452,591	639,962

Contract owners’ equity at end of period	$3,393,066	2,599,643	33	57	29	36	772,753	452,591

CHANGE IN UNITS:
Beginning units	11,884	15,737	529	569	49	49	12,477	22,129
Units purchased	6,679	8,041	-	-	-	-	5,010	2,334
Units redeemed	(8,302)	(11,894)	(38)	(40)	-	-	(538)	(11,986)

Ending units	10,261	11,884	491	529	49	49	16,949	12,477

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCV		RVLDD		RVMCG		RVMCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,500)	962	(1,677)	(737)	(4,474)	(3,469)	(2,956)	(1,382)
Realized gain (loss) on investments	10,174	(68,420)	951	(1,067)	23,421	7,126	260	(47,194)
Change in unrealized gain (loss) on investments	51,407	8,486	43,131	(42,533)	(10,169)	60,331	54,140	46,707
Reinvested capital gains	837	12,982	-	8,860	28,041	11,315	8,668	6,240

Net increase (decrease) in contract owners’ equity resulting from operations	60,918	(45,990)	42,405	(35,477)	36,819	75,303	60,112	4,371

Equity transactions:
Purchase payments received from contract owners (note 4)	-	15,500	-	-	-	7,760	17	7,760
Transfers between funds	2,728	(76,845)	-	(34,014)	(24,230)	(13,985)	27,161	(14,578)
Redemptions (notes 2, 3, and 4)	(12,425)	(16,581)	(733)	(18,821)	(14,580)	(7,694)	(13,353)	(4,018)
Adjustments to maintain reserves	8	(2)	15	(10)	(16)	22	-	4

Net equity transactions	(9,689)	(77,928)	(718)	(52,845)	(38,826)	(13,897)	13,825	(10,832)

Net change in contract owners’ equity	51,229	(123,918)	41,687	(88,322)	(2,007)	61,406	73,937	(6,461)
Contract owners’ equity at beginning of period	200,963	324,881	109,397	197,719	340,038	278,632	206,404	212,865

Contract owners’ equity at end of period	$252,192	200,963	151,084	109,397	338,031	340,038	280,341	206,404

CHANGE IN UNITS:
Beginning units	9,305	13,253	2,270	4,112	9,702	10,218	8,394	9,160
Units purchased	803	9,479	-	-	877	2,914	1,598	3,020
Units redeemed	(1,150)	(13,427)	(7)	(1,842)	(1,854)	(3,430)	(1,175)	(3,786)

Ending units	8,958	9,305	2,263	2,270	8,725	9,702	8,817	8,394

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVSCG		RVSCV		AVGI		AVHY1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,215)	(1,416)	(2,596)	(1,684)	(4,765)	524	41,879	45,404
Realized gain (loss) on investments	12,716	(11,166)	10,551	(24,632)	10,808	29,210	(9,944)	(33,524)
Change in unrealized gain (loss) on investments	11,570	9,717	55,511	10,394	161,750	(103,162)	2,906	(5,918)
Reinvested capital gains	804	4,857	-	-	18,521	154,049	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,875	1,992	63,466	(15,922)	186,314	80,621	34,841	5,962

Equity transactions:
Purchase payments received from contract owners (note 4)	37	5,840	61	5,820	2,551	-	1,293	592
Transfers between funds	47,013	(25,731)	1,032	(5,487)	(4,316)	7,805	80,580	16,540
Redemptions (notes 2, 3, and 4)	(7,501)	(3,470)	(18,490)	(3,492)	(33,331)	(90,400)	(48,694)	(101,942)
Adjustments to maintain reserves	10	(9)	(8)	10	8	3	(7)	21

Net equity transactions	39,559	(23,370)	(17,405)	(3,149)	(35,088)	(82,592)	33,172	(84,789)

Net change in contract owners’ equity	62,434	(21,378)	46,061	(19,071)	151,226	(1,971)	68,013	(78,827)
Contract owners’ equity at beginning of period	134,679	156,057	165,080	184,151	724,414	726,385	1,095,690	1,174,517

Contract owners’ equity at end of period	$197,113	134,679	211,141	165,080	875,640	724,414	1,163,703	1,095,690

CHANGE IN UNITS:
Beginning units	4,431	5,855	9,924	10,255	30,920	34,773	51,649	56,350
Units purchased	2,373	852	4,460	2,890	401	1,582	27,683	25,643
Units redeemed	(1,279)	(2,276)	(5,400)	(3,221)	(1,620)	(5,435)	(25,986)	(30,344)

Ending units	5,525	4,431	8,984	9,924	29,701	30,920	53,346	51,649

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVDDI		IVGMMI		IVHS		IVMCC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,902	5,903	(78,234)	(63,326)	(5,458)	(4,324)	(3,731)	(2,133)
Realized gain (loss) on investments	5,474	(721)	-	-	(449)	(16,120)	(792)	(8,554)
Change in unrealized gain (loss) on investments	47,231	(19,753)	-	-	4,834	68,394	75,495	(20,194)
Reinvested capital gains	1,319	8,778	-	-	56,027	11,254	-	57,005

Net increase (decrease) in contract owners’ equity resulting from operations	56,926	(5,793)	(78,234)	(63,326)	54,954	59,204	70,972	26,124

Equity transactions:
Purchase payments received from contract owners (note 4)	-	100	65,964	209,501	208	58	513	497
Transfers between funds	(41,058)	(12,271)	442,554	1,256,772	6,470	5,431	29,109	5,767
Redemptions (notes 2, 3, and 4)	(21,684)	(31,962)	(874,025)	(1,009,603)	(25,870)	(52,039)	(4,644)	(15,426)
Adjustments to maintain reserves	(7)	15	(3)	85	(12)	25	(4)	(12)

Net equity transactions	(62,749)	(44,118)	(365,510)	456,755	(19,204)	(46,525)	24,974	(9,174)

Net change in contract owners’ equity	(5,823)	(49,911)	(443,744)	393,429	35,750	12,679	95,946	16,950
Contract owners’ equity at beginning of period	358,476	408,387	6,407,643	6,014,214	500,112	487,433	308,748	291,798

Contract owners’ equity at end of period	$352,653	358,476	5,963,899	6,407,643	535,862	500,112	404,694	308,748

CHANGE IN UNITS:
Beginning units	17,322	19,467	696,560	645,929	14,797	16,261	9,865	10,006
Units purchased	1,262	3,111	297,722	417,425	1,150	3,457	1,040	1,457
Units redeemed	(4,035)	(5,256)	(336,206)	(366,794)	(1,615)	(4,921)	(222)	(1,598)

Ending units	14,549	17,322	658,076	696,560	14,332	14,797	10,683	9,865

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVRE		IVT		JAEI		JAGRIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,905	16,880	(1,865)	(1,130)	(102,813)	(109,593)	(43,159)	(25,966)
Realized gain (loss) on investments	2,019	10,030	1,250	1,430	660,662	1,089,915	276,234	388,678
Change in unrealized gain (loss) on investments	102,735	(133,894)	3,010	25,540	91,270	(1,917)	389,735	257,038
Reinvested capital gains	-	12,913	14,366	8,791	924,429	664,167	276,575	261,519

Net increase (decrease) in contract owners’ equity resulting from operations	112,659	(94,071)	16,761	34,631	1,573,548	1,642,572	899,385	881,269

Equity transactions:
Purchase payments received from contract owners (note 4)	2,700	2,644	-	3	31,268	102,166	(1,507)	86,397
Transfers between funds	21,380	(37,654)	25,663	10,008	(120,171)	(191,612)	(22,927)	(133,825)
Redemptions (notes 2, 3, and 4)	(26,624)	(144,975)	(2,191)	(3,141)	(922,224)	(1,290,370)	(397,848)	(587,664)
Adjustments to maintain reserves	14	(11)	(5)	7	12	247	1	130

Net equity transactions	(2,530)	(179,996)	23,467	6,877	(1,011,115)	(1,379,569)	(422,281)	(634,962)

Net change in contract owners’ equity	110,129	(274,067)	40,228	41,508	562,433	263,003	477,104	246,307
Contract owners’ equity at beginning of period	468,231	742,298	116,422	74,914	10,631,365	10,368,362	5,538,756	5,292,449

Contract owners’ equity at end of period	$578,360	468,231	156,650	116,422	11,193,798	10,631,365	6,015,860	5,538,756

CHANGE IN UNITS:
Beginning units	14,124	19,341	4,883	4,523	156,697	179,863	193,790	219,010
Units purchased	2,293	428	1,017	713	3,884	16,544	10,808	23,988
Units redeemed	(2,329)	(5,645)	(71)	(353)	(17,228)	(39,710)	(23,665)	(49,208)

Ending units	14,088	14,124	5,829	4,883	143,353	156,697	180,933	193,790

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIG		JARIN		LZREMS		LZRIES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(694)	296	(112,686)	(68,629)	2,282	4,357	(1,244)	3,512
Realized gain (loss) on investments	39,785	(15,686)	552,129	648,929	8,022	(5,276)	(4,149)	(20,441)
Change in unrealized gain (loss) on investments	24,417	66,805	759,655	1,069,212	5,835	(16,954)	18,876	30,424
Reinvested capital gains	-	-	491,426	663,444	-	-	5,040	11,668

Net increase (decrease) in contract owners’ equity resulting from operations	63,508	51,415	1,690,524	2,312,956	16,139	(17,873)	18,523	25,163

Equity transactions:
Purchase payments received from contract owners (note 4)	(11,890)	208	16,927	118,756	5,280	513	4,439	514
Transfers between funds	40,521	(32,145)	(116,247)	(287,162)	(26,021)	7,123	5,939	(20,567)
Redemptions (notes 2, 3, and 4)	(64,353)	(59,108)	(669,645)	(789,733)	(25,421)	(38,826)	(27,009)	(25,100)
Adjustments to maintain reserves	4	(21)	(13)	130	1	(56)	(8)	16

Net equity transactions	(35,718)	(91,066)	(768,978)	(958,009)	(46,161)	(31,246)	(16,639)	(45,137)

Net change in contract owners’ equity	27,790	(39,651)	921,546	1,354,947	(30,022)	(49,119)	1,884	(19,974)
Contract owners’ equity at beginning of period	524,526	564,177	9,287,834	7,932,887	379,366	428,485	403,643	423,617

Contract owners’ equity at end of period	$552,316	524,526	10,209,380	9,287,834	349,344	379,366	405,527	403,643

CHANGE IN UNITS:
Beginning units	13,252	16,330	216,809	242,541	13,112	14,403	21,036	23,540
Units purchased	2,054	3,566	5,288	16,397	1,185	1,384	1,725	1,646
Units redeemed	(2,835)	(6,644)	(21,052)	(42,129)	(2,675)	(2,675)	(2,490)	(4,150)

Ending units	12,471	13,252	201,045	216,809	11,622	13,112	20,271	21,036

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,198)	(11,013)	(2,928)	(996)	562	307	(16,427)	(13,964)
Realized gain (loss) on investments	8,942	(13,954)	(6,704)	985	12,629	17,731	103,610	61,099
Change in unrealized gain (loss) on investments	217,787	15,047	(38,507)	15,039	32,520	(6,155)	80,258	205,475
Reinvested capital gains	1,396	74,834	71,482	22,527	20,931	2,598	81,145	45,347

Net increase (decrease) in contract owners’ equity resulting from operations	212,927	64,914	23,343	37,555	66,642	14,481	248,586	297,957

Equity transactions:
Purchase payments received from contract owners (note 4)	(6,338)	12,584	-	-	44	-	6,018	-
Transfers between funds	(45,346)	10,740	(8,751)	(15,087)	9,057	(65,783)	(91,016)	(51,885)
Redemptions (notes 2, 3, and 4)	(101,706)	(96,800)	(130,390)	(10,856)	(49,678)	(30,808)	(71,670)	(96,448)
Adjustments to maintain reserves	(8)	582	(11)	16	-	7	14	(58)

Net equity transactions	(153,398)	(72,894)	(139,152)	(25,927)	(40,577)	(96,584)	(156,654)	(148,391)

Net change in contract owners’ equity	59,529	(7,980)	(115,809)	11,628	26,065	(82,103)	91,932	149,566
Contract owners’ equity at beginning of period	1,212,740	1,220,720	272,198	260,570	280,121	362,224	1,239,130	1,089,564

Contract owners’ equity at end of period	$1,272,269	1,212,740	156,389	272,198	306,186	280,121	1,331,062	1,239,130

CHANGE IN UNITS:
Beginning units	29,038	30,742	10,130	11,274	12,090	16,582	31,943	36,174
Units purchased	397	2,604	1,106	38	2,290	4,596	2,578	3,152
Units redeemed	(3,637)	(4,308)	(5,880)	(1,182)	(3,801)	(9,088)	(5,957)	(7,383)

Ending units	25,798	29,038	5,356	10,130	10,579	12,090	28,564	31,943

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVHY		LOVCDG		LOVGI		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$57	12	(1,060)	(533)	(8,545)	10,634	(6,984)	(5,375)
Realized gain (loss) on investments	9	(6,435)	4,486	9,311	382,937	182,250	30,781	14,848
Change in unrealized gain (loss) on investments	(64)	7,231	19,370	7,135	36,056	(173,752)	(19,330)	118,658
Reinvested capital gains	-	-	18,953	3,099	283,071	-	60,051	22,447

Net increase (decrease) in contract owners’ equity resulting from operations	2	808	41,749	19,012	693,519	19,132	64,518	150,578

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,450	(62)	(7,651)	15,453	1,027	4,271
Transfers between funds	-	-	-	(23,737)	4,169	25,690	(16,120)	(41,035)
Redemptions (notes 2, 3, and 4)	(142)	(109,510)	(22,764)	(32,505)	(531,051)	(278,783)	(16,228)	(15,661)
Adjustments to maintain reserves	5	(5)	(11)	19	4	80	(14)	20

Net equity transactions	(137)	(109,515)	(21,325)	(56,285)	(534,529)	(237,560)	(31,335)	(52,405)

Net change in contract owners’ equity	(135)	(108,707)	20,424	(37,273)	158,990	(218,428)	33,183	98,173
Contract owners’ equity at beginning of period	1,926	110,633	184,937	222,210	2,674,284	2,892,712	512,121	413,948

Contract owners’ equity at end of period	$1,791	1,926	205,361	184,937	2,833,274	2,674,284	545,304	512,121

CHANGE IN UNITS:
Beginning units	94	5,709	4,314	5,893	87,058	95,268	12,994	14,484
Units purchased	-	-	304	-	8,852	9,650	904	713
Units redeemed	(6)	(5,615)	(747)	(1,579)	(23,342)	(17,860)	(1,468)	(2,203)

Ending units	88	94	3,871	4,314	72,568	87,058	12,430	12,994

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMRI		AMSRS		AMTB		NOVPDI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,337)	(384)	(10,688)	(6,323)	25,394	12,804	150	87,018
Realized gain (loss) on investments	5,929	(4,835)	39,654	(2,811)	(2,446)	(2,097)	(133,118)	(107,951)
Change in unrealized gain (loss) on investments	425,644	(48,358)	188,360	139,378	(32,225)	13,820	687,186	(183,096)
Reinvested capital gains	-	-	23,076	41,121	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421,236	(53,577)	240,402	171,365	(9,277)	24,527	554,218	(204,029)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,217	549	11,779	3,072	(469)	(15,709)	(43,293)	9,255
Transfers between funds	158	3,466	(16,542)	(24,898)	608,536	98,543	(57,619)	(54,928)
Redemptions (notes 2, 3, and 4)	(22,929)	(4,887)	(125,591)	(65,068)	(196,339)	(87,219)	(153,745)	(143,675)
Adjustments to maintain reserves	1	22	15	8	(1)	15	-	80

Net equity transactions	(19,553)	(850)	(130,339)	(86,886)	411,727	(4,370)	(254,657)	(189,268)

Net change in contract owners’ equity	401,683	(54,427)	110,063	84,479	402,450	20,157	299,561	(393,297)
Contract owners’ equity at beginning of period	1,355,982	1,410,409	1,145,569	1,061,090	1,170,022	1,149,865	2,051,481	2,444,778

Contract owners’ equity at end of period	$1,757,665	1,355,982	1,255,632	1,145,569	1,572,472	1,170,022	2,351,042	2,051,481

CHANGE IN UNITS:
Beginning units	41,763	41,671	33,280	36,307	90,758	90,905	181,225	197,320
Units purchased	653	192	1,441	1,174	49,385	15,365	8,067	17,770
Units redeemed	(1,036)	(100)	(4,733)	(4,201)	(17,234)	(15,512)	(27,494)	(33,865)

Ending units	41,380	41,763	29,988	33,280	122,909	90,758	161,798	181,225

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPM		PMVAAA		PMVEBA		PMVFHA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,896)	(24,585)	46,994	13,971	237	543	55	793
Realized gain (loss) on investments	233,831	63,598	6,913	(1,757)	(121)	(550)	32	49
Change in unrealized gain (loss) on investments	460,088	(333,246)	10,485	10,216	(390)	761	(760)	(143)
Reinvested capital gains	-	196,518	-	-	-	-	144	-

Net increase (decrease) in contract owners’ equity resulting from operations	660,023	(97,715)	64,392	22,430	(274)	754	(529)	699

Equity transactions:
Purchase payments received from contract owners (note 4)	(22,505)	23,079	4,487	-	-	-	-	-
Transfers between funds	(27,320)	(124,131)	(13,848)	86,994	-	(9,552)	-	-
Redemptions (notes 2, 3, and 4)	(519,017)	(209,016)	(9,938)	(135,069)	(1,495)	(148)	(592)	(739)
Adjustments to maintain reserves	3	33	5	1	(10)	8	8	(8)

Net equity transactions	(568,839)	(310,035)	(19,294)	(48,074)	(1,505)	(9,692)	(584)	(747)

Net change in contract owners’ equity	91,184	(407,750)	45,098	(25,644)	(1,779)	(8,938)	(1,113)	(48)
Contract owners’ equity at beginning of period	2,429,343	2,837,093	449,474	475,118	8,437	17,375	16,941	16,989

Contract owners’ equity at end of period	$2,520,527	2,429,343	494,572	449,474	6,658	8,437	15,828	16,941

CHANGE IN UNITS:
Beginning units	147,640	167,815	26,851	30,201	433	937	955	996
Units purchased	6,390	13,614	2,440	13,026	117	-	-	-
Units redeemed	(34,109)	(33,789)	(3,488)	(16,376)	(194)	(504)	(31)	(41)

Ending units	119,921	147,640	25,803	26,851	356	433	924	955

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVGBA		PMVHYA		PMVRRA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,034	3,452	110	433	49,518	2,075	513	775
Realized gain (loss) on investments	139	(4,392)	140	(29)	7,063	(6,192)	(2,715)	(11,373)
Change in unrealized gain (loss) on investments	(31,994)	22,901	(134)	122	411	125,323	6,825	10,142
Reinvested capital gains	4,545	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,276)	21,961	116	526	56,992	121,206	4,623	(456)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,600	3,600	-	-	5,099	35,654	-	-
Transfers between funds	7,604	(12,406)	-	-	119,065	19,341	-	(3,115)
Redemptions (notes 2, 3, and 4)	(6,417)	(12,004)	(10,674)	(257)	(72,570)	(106,149)	(2,099)	(2,164)
Adjustments to maintain reserves	(3)	8	1	-	3	-	(1)	-

Net equity transactions	4,784	(20,802)	(10,673)	(257)	51,597	(51,154)	(2,100)	(5,279)

Net change in contract owners’ equity	(11,492)	1,159	(10,557)	269	108,589	70,052	2,523	(5,735)
Contract owners’ equity at beginning of period	298,445	297,286	12,806	12,537	1,265,556	1,195,504	14,677	20,412

Contract owners’ equity at end of period	$286,953	298,445	2,249	12,806	1,374,145	1,265,556	17,200	14,677

CHANGE IN UNITS:
Beginning units	19,388	20,950	652	665	73,017	75,908	2,693	3,739
Units purchased	1,825	1,658	-	-	9,210	10,033	-	-
Units redeemed	(1,469)	(3,220)	(540)	(13)	(6,005)	(12,924)	(290)	(1,046)

Ending units	19,744	19,388	112	652	76,222	73,017	2,403	2,693

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVSTA		ROCMC		ROCSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,019	30,251	(1,613)	(427)	(5,283)	(3,844)	362	(1,324)
Realized gain (loss) on investments	11,496	42,621	3,131	(90)	61,943	(34,054)	11,056	(36,289)
Change in unrealized gain (loss) on investments	(272,095)	118,632	(19,801)	14,739	35,493	91,453	152,069	(33,965)
Reinvested capital gains	149,677	38,643	-	-	16,114	4,647	-	10,335

Net increase (decrease) in contract owners’ equity resulting from operations	(90,903)	230,147	(18,283)	14,222	108,267	58,202	163,487	(61,243)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,540	24,720	3,896	16,153	1,304	-	3,011	659
Transfers between funds	52,731	489,330	63,547	358,775	13,501	(25,505)	(9,828)	22,253
Redemptions (notes 2, 3, and 4)	(183,351)	(373,826)	(90,160)	(357,686)	(120,606)	(31,040)	(139,835)	(61,625)
Adjustments to maintain reserves	5	33	(5)	(51)	19	(12)	(5)	17

Net equity transactions	(111,075)	140,257	(22,722)	17,191	(105,782)	(56,557)	(146,657)	(38,696)

Net change in contract owners’ equity	(201,978)	370,404	(41,005)	31,413	2,485	1,645	16,830	(99,939)
Contract owners’ equity at beginning of period	3,636,668	3,266,264	1,356,767	1,325,354	369,235	367,590	635,282	735,221

Contract owners’ equity at end of period	$3,434,690	3,636,668	1,315,762	1,356,767	371,720	369,235	652,112	635,282

CHANGE IN UNITS:
Beginning units	199,221	191,510	117,691	115,794	10,472	12,714	18,619	19,709
Units purchased	33,437	86,393	65,266	78,027	2,720	2,146	2,711	3,831
Units redeemed	(39,208)	(78,682)	(67,033)	(76,130)	(4,959)	(4,388)	(6,269)	(4,921)

Ending units	193,450	199,221	115,924	117,691	8,233	10,472	15,061	18,619

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TAVV		VWBF		VWEM		VWHA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,947)	5,225	10,350	15,901	(4,819)	10,208	(2,757)	(736)
Realized gain (loss) on investments	14,270	(16,499)	1,059	(2,859)	23,116	10,102	2,567	(41,763)
Change in unrealized gain (loss) on investments	85,749	(30,665)	(25,609)	(3,206)	(226,245)	142,325	53,173	80,870
Reinvested capital gains	-	2,787	-	-	31,488	39,005	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,072	(39,152)	(14,200)	9,836	(176,460)	201,640	52,983	38,371

Equity transactions:
Purchase payments received from contract owners (note 4)	1,249	-	(20,950)	42,944	(237)	(98)	453	8,205
Transfers between funds	(8,647)	(81,189)	(8,531)	(51,663)	(9,098)	(6,599)	(7,690)	10,528
Redemptions (notes 2, 3, and 4)	(48,208)	(14,962)	(14,724)	(86,342)	(79,922)	(89,472)	(20,351)	(23,585)
Adjustments to maintain reserves	(7)	17	(7)	34	18	5	(6)	9

Net equity transactions	(55,613)	(96,134)	(44,212)	(95,027)	(89,239)	(96,164)	(27,594)	(4,843)

Net change in contract owners’ equity	41,459	(135,286)	(58,412)	(85,191)	(265,699)	105,476	25,389	33,528
Contract owners’ equity at beginning of period	464,324	599,610	304,769	389,960	1,473,110	1,367,634	307,738	274,210

Contract owners’ equity at end of period	$505,783	464,324	246,357	304,769	1,207,411	1,473,110	333,127	307,738

CHANGE IN UNITS:
Beginning units	24,132	29,964	16,208	22,253	35,176	37,721	13,552	14,169
Units purchased	1,084	822	1,092	4,839	562	1,254	661	8,015
Units redeemed	(3,356)	(6,654)	(3,439)	(10,884)	(2,529)	(3,799)	(1,691)	(8,632)

Ending units	21,860	24,132	13,861	16,208	33,209	35,176	12,522	13,552

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVDF		SVOF		JNMVA1		JNMVA5
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(67,193)	(56,840)	(39,853)	(21,510)	-	-	-	-
Realized gain (loss) on investments	328,087	212,042	383,307	91,441	-	-	-	-
Change in unrealized gain (loss) on investments	(975,535)	1,755,499	184,626	239,308	-	-	-	-
Reinvested capital gains	395,386	399,853	164,663	200,062	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(319,255)	2,310,554	692,743	509,301	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	29,513	7,398	4,621	2,106	-	45,765	-	-
Transfers between funds	(110,830)	(228,234)	213	(22,873)	51,993	1,665,306	183,240	(274,164)
Redemptions (notes 2, 3, and 4)	(641,177)	(675,992)	(492,811)	(187,431)	(251,153)	(1,195,797)	(12,792)	-
Adjustments to maintain reserves	3	45	21	85	-	-	-	-

Net equity transactions	(722,491)	(896,783)	(487,956)	(208,113)	(199,160)	515,274	170,448	(274,164)

Net change in contract owners’ equity	(1,041,746)	1,413,771	204,787	301,188	(199,160)	515,274	170,448	(274,164)
Contract owners’ equity at beginning of period	5,831,772	4,418,001	3,101,200	2,800,012	2,073,849	1,558,575	1,567	275,731

Contract owners’ equity at end of period	$4,790,026	5,831,772	3,305,987	3,101,200	1,874,689	2,073,849	172,015	1,567

CHANGE IN UNITS:
Beginning units	87,515	106,232	55,173	59,381	-	-	-	-
Units purchased	4,382	9,858	5,361	531	-	-	-	-
Units redeemed	(15,054)	(28,575)	(12,685)	(4,739)	-	-	-	-

Ending units	76,843	87,515	47,849	55,173	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVBV2		DVIV
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$73	(1,928)	-	27,735
Realized gain (loss) on investments	11,007	(10,440)	-	(124,535)
Change in unrealized gain (loss) on investments	38,056	10,197	-	(125,185)
Reinvested capital gains	6,153	7,475	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,289	5,304	-	(221,985)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(17)
Transfers between funds	(252,231)	(5,493)	-	(746,366)
Redemptions (notes 2, 3, and 4)	(4,720)	(2,851)	-	(50,036)
Adjustments to maintain reserves	2	2	-	23

Net equity transactions	(256,949)	(8,342)	-	(796,396)

Net change in contract owners’ equity	(201,660)	(3,038)	-	(1,018,381)
Contract owners’ equity at beginning of period	201,660	204,698	-	1,018,381

Contract owners’ equity at end of period	$-	201,660	-	-

CHANGE IN UNITS:
Beginning units	8,918	9,393	-	60,342
Units purchased	183	-	-	297
Units redeemed	(9,101)	(475)	-	(60,639)

Ending units	-	8,918	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Managed Volatility II (FVU2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)*

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)*

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

INVESCO V. I.

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. American Value II (IVAVS2)*

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Main Street Mid Cap II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)*

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV)

VANECK VIP

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF)

Allspring VT Opportunity - Class 2 (SVOF)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
IVMCC2	Invesco V.I. Main Street Mid Cap II	Invesco V.I. Mid Cap Core Equity II	4/30/2021
NOVPDI	Ntrn Lts Donoghue Forlines Dividend VIT	Ntrn Lts Power Dividend Index	3/9/2021
NOVPM	Ntrn Lts Donoghue Forlines Momentum VIT	Ntrn Lts Power Momentum	3/9/2021
TAVV	Third Avenue Value	Third Avenue FFI Strategies Portfolio	5/1/2021
VWHA	VanEck VIP Global Resources Initial Cl	VanEck VIP Global Hard Assets Initial Cl	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021
SVOF	Allspring VT Opportunity - Class 2	Wells Fargo VT Opportunity - Class 2	10/11/2021

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,796,681 and $1,512,662 for the years ended December 31, 2021 and 2020, respectively. The administrative fees were $359,333 and $302,180 for the years ended December 31, 2021 and 2020, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $113,072 and $129,420 for the years ended December 31, 2021 and 2020, respectively. The Interest Adjustment Account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There were adjustments of $0 and $0 for the years ended December 31, 2021 and 2020, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $468,936 and $1,354,368, respectively, and total transfers from the Separate Account to the fixed account were $737,133 and $2,960,646, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$146,828,965	$-	$-	$146,828,965

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$618,537	$228,875
ALCAI2	2,814,060	1,639,120
ALCGI2	1,575,288	1,653,662
ALMGI2	1,675,022	480,641
ALVGIA	648,016	579,501
ACVB	438,392	551,309
ACVI	61,428	136,225
ACVIG	451,625	305,017
ACVIP2	29,020	31,316
ACVV	185,472	320,472
PIHYB2	1,320	542
PIVEI2	43,277	114,332
PIVF2	91,509	53,408
PIVMV2	6,717	15,126
DSIF	700,782	1,561,922

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

DSRG	60,089	233,029
DVSCS	273,575	316,218
CLVGT2	914,973	807,985
FHIB	31,044	113,174
FVU2	21,324	117,391
GVRUGM	9,207	33,225
RAF	-	22
RBF	308,921	249,861
RBKF	193,267	188,768
RBMF	26,403	24,811
RCPF	80,306	95,463
RELF	15,291	13,915
RENF	344,993	79,209
RESF	122,760	127,401
RFSF	1,435,094	982,707
RHCF	116,645	41,255
RINF	214,205	244,033
RJNF	-	17
RLCE	62,448	69,178
RLCJ	4,775	16,699
RLF	46,013	55,410
RMED	94,051	82,974
RMEK	603,255	633,629
RNF	184,311	258,568
ROF	434,171	1,127,916
RPMF	70,924	309,886
RREF	175,008	227,032
RRF	7,938	20,173
RSRF	16,311	18,129
RTEC	53,363	165,023
RTEL	4,647	6,514
RTF	495,587	554,260
RTRF	15,606	16,668
RUF	48,563	69,380
RUGB	196,784	231,133
RUTL	150,870	244,559
RVF	2,226,173	2,293,644
RVIDD	-	3
RVLCG	216,351	29,644
RVLCV	15,093	25,453
RVLDD	-	2,408
RVMCG	50,219	65,461
RVMCV	57,462	37,924
RVSCG	82,008	43,870
RVSCV	73,826	93,819
AVGI	27,905	49,245
AVHY1	570,886	495,829
IVDDI	14,862	73,383
IVGMMI	2,147,921	2,591,666
IVHS	81,876	50,497
IVMCC2	33,927	12,680
IVRE	59,691	54,331
IVT	39,843	3,869
JAEI	1,017,450	1,206,966
JAGRIN	379,955	568,823
JAIG	66,911	103,326
JARIN	530,721	920,956
LZREMS	27,296	71,174
LZRIES	25,945	38,779
LZRUSM	14,591	181,783

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LPVCAI	77,820	148,408
LPVCII	52,761	71,845
LVCLGI	122,012	213,962
SBVHY	80	165
LOVCDG	20,308	23,729
LOVGI	530,935	790,941
AMCG	93,343	71,596
AMRI	13,037	42,927
AMSRS	43,932	161,898
AMTB	674,237	237,117
NOVPDI	67,171	321,678
NOVPM	22,828	625,570
PMVAAA	95,930	68,236
PMVEBA	329	1,589
PMVFHA	403	796
PMVGBA	40,192	19,826
PMVHYA	156	10,721
PMVRRA	202,115	101,004
PMVRSA	727	2,313
PMVTRA	581,640	523,023
PVSTA	656,934	681,263
ROCMC	114,349	209,317
ROCSC	45,936	192,224
TAVV	11,939	70,491
VWBF	27,928	61,784
VWEM	44,382	106,969
VWHA	7,084	37,429
SVDF	476,921	871,232
SVOF	458,910	822,075
AVBV2	7,145	257,871

	$28,425,583	$31,210,615

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Class I-2 (AASCO)
2021	1.50%	to	1.80%	38,285	$46.46	to	$55.26	$1,779,036	0.00%	-7.74%	to	-7.46%
2020	1.50%	to	1.80%	41,662	50.21	to	59.89	2,090,405	1.05%	64.17%	to	64.67%
2019	1.50%	to	1.80%	47	30.49	to	36.48	1,428	0.00%	12.50%	to	12.84%
2018	1.50%	to	1.80%	57	23.93	to	28.72	1,355	0.00%	-0.08%	to	-0.38%
2017	1.50%	to	1.80%	61	23.95	to	28.83	1,452	0.00%	26.79%	to	26.45%
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	1.50%			108,873	114.18			12,416,587	0.00%	17.35%
2020	1.50%			120,233	97.30			11,698,652	0.00%	39.65%
2019	1.50%			150	69.68			10,428	0.00%	18.44%
2018	1.50%	to	1.80%	164	52.95	to	37.32	8,697	0.08%	-1.60%	to	-1.89%
2017	1.50%	to	1.80%	188	53.81	to	38.04	10,111	0.16%	29.13%	to	28.77%
Alger Large Cap Growth Class I-2 (ALCGI2)
2021	1.50%			99,759	63.31			6,315,610	0.00%	10.18%
2020	1.50%			122,247	57.46			7,024,448	0.18%	64.55%
2019	1.50%	to	1.80%	137	29.11	to	34.92	4,773	0.00%	25.16%	to	25.53%
2018	1.50%	to	1.80%	158	27.82	to	23.26	4,407	0.00%	0.69%	to	0.39%
2017	1.50%	to	1.80%	167	27.63	to	23.17	4,607	0.00%	26.57%	to	26.13%
Alger Mid Cap Growth Class I-2 (ALMGI2)
2021	1.50%	to	1.80%	61,507	41.89	to	70.68	4,347,150	0.00%	2.34%	to	2.65%
2020	1.50%	to	1.80%	65,390	40.93	to	68.86	4,498,938	0.00%	61.70%	to	62.18%
2019	1.50%	to	1.80%	75	25.31	to	42.46	3,167	0.00%	52.21%	to	52.66%
2018	1.50%	to	1.80%	82	33.09	to	19.79	2,726	0.00%	-8.82%	to	-9.10%
2017	1.50%	to	1.80%	96	36.29	to	21.77	3,472	0.00%	27.87%	to	27.53%
AB Growth and Income Class A (ALVGIA)
2021	1.50%			14,657	35.62			522,033	0.74%	26.25%
2020	1.50%			11,986	28.21			338,136	1.64%	1.19%
2019	1.50%			11	27.88			311	1.24%	-0.63%
2018	1.50%	to	1.80%	14	22.84	to	22.18	325	0.99%	-7.00%	to	-7.27%
2017	1.50%	to	1.80%	17	24.56	to	23.92	422	1.47%	17.12%	to	16.80%
American Century VP Balanced – Class I (ACVB)
2021	1.50%			93,588	26.90			2,517,838	0.72%	14.05%
2020	1.50%			101,741	23.59			2,400,056	1.20%	10.85%
2019	1.50%			104	21.28			2,204	1.55%	3.97%
2018	1.50%	to	1.80%	102	18.02	to	17.30	1,840	1.39%	-5.31%	to	-5.57%
2017	1.50%	to	1.80%	116	19.03	to	18.32	2,207	1.56%	12.27%	to	11.91%
American Century VP International I (ACVI)
2021	1.50%			33,281	28.23			939,378	0.16%	7.13%
2020	1.50%			36,402	26.35			959,091	0.49%	24.01%
2019	1.50%			40	16.46	to	21.25	850	0.91%	22.45%	to	22.81%
2018	1.50%	to	1.80%	51	16.79	to	16.68	859	1.30%	-16.51%	to	-16.72%
2017	1.50%	to	1.80%	61	20.11	to	20.03	1,235	0.84%	29.24%	to	28.89%
American Century VP Disciplined Core Value I (ACVIG)
2021	1.50%			59,494	39.72			2,363,052	1.07%	21.81%
2020	1.50%			64,205	32.61			2,093,537	1.95%	10.14%
2019	1.50%	to	1.80%	75	25.92	to	29.60	2,180	2.06%	26.48%
2018	1.50%	to	1.80%	84	24.24	to	21.29	2,045	1.90%	-8.29%	to	-8.55%
2017	1.50%	to	1.80%	94	26.43	to	23.28	2,491	2.37%	18.68%	to	18.35%
American Century VP Inflation Protection Class II (ACVIP2)
2021	1.50%			18,833	15.69			295,424	3.14%	4.69%
2020	1.50%			19,296	14.98			289,135	1.34%	7.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2019	1.50%	to	1.80%	23	13.25	to	13.88	325	2.33%	19.27%	to	19.63%
2018	1.50%	to	1.80%	24	12.94	to	12.38	315	2.82%	-4.29%	to	-4.62%
2017	1.50%	to	1.80%	26	13.52	to	12.98	350	2.56%	2.11%	to	1.88%
American Century VP Value I (ACVV)
2021	1.50%			71,036	46.38			3,294,882	1.74%	22.66%
2020	1.50%			74,285	37.82			2,804,177	2.29%	-0.53%
2019	1.50%	to	1.80%	86	20.34	to	38.02	3,253	2.08%	20.51%
2018	1.50%	to	1.80%	102	30.38	to	21.41	3,098	1.65%	-10.52%	to	-10.75%
2017	1.50%	to	1.80%	127	33.95	to	23.99	4,297	1.65%	7.13%	to	6.81%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2021	1.50%			1,377	19.96			27,470	4.87%	3.88%
2020	1.50%			1,383	19.21			26,569	5.16%	0.46%
2019	1.50%			6	19.12			118	4.66%	37.25%	to	37.67%
2018	1.50%	to	1.80%	6	16.99	to	16.30	108	4.45%	-5.35%	to	-5.67%
2017	1.50%	to	1.80%	19	17.95	to	17.28	336	4.32%	5.40%	to	5.11%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	1.50%			30,818	33.31			1,026,479	1.23%	23.47%
2020	1.50%			33,140	26.98			894,041	2.39%	-1.75%
2019	1.50%			39	22.12	to	27.46	1,077	2.38%	20.64%
2018	1.50%	to	1.80%	45	22.26	to	24.26	1,004	2.12%	-10.13%	to	-10.41%
2017	1.50%	to	1.80%	50	24.77	to	27.08	1,243	1.46%	13.47%	to	13.12%
Amundi Pioneer Fund VCT Class II (PIVF2)
2021	1.50%			8,695	37.19			323,322	0.09%	25.75%
2020	1.50%			8,011	29.57			236,904	0.49%	22.11%
2019	1.50%			9	24.22			218	0.75%	10.90%
2018	1.50%	to	1.80%	12	18.76	to	21.80	225	0.78%	-3.20%	to	-3.50%
2017	1.50%	to	1.80%	13	19.38	to	22.59	248	0.96%	19.56%	to	19.21%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2021	1.50%			5,776	26.57			153,482	0.75%	27.45%
2020	1.50%			6,108	20.85			127,340	1.00%	0.35%
2019	1.50%			5	20.77			108	1.09%	18.88%
2018	1.50%	to	1.80%	6	16.46	to	15.80	96	0.45%	-20.71%	to	-20.96%
2017	1.50%	to	1.80%	7	20.76	to	19.99	147	0.60%	11.19%	to	10.87%
BNY Mellon Stock Index (DSIF)
2021	1.50%			217,574	49.25			10,714,884	1.13%	26.50%
2020	1.50%			247,084	38.93			9,398,815	1.56%	16.25%
2019	1.50%	to	1.80%	271	30.65	to	33.49	9,084	1.70%	22.07%
2018	1.50%	to	1.80%	315	25.91	to	23.79	8,156	1.65%	-6.09%	to	-6.34%
2017	1.50%	to	1.80%	333	27.59	to	25.40	9,179	1.70%	19.75%	to	19.36%
BNY Mellon Sustainable U.S. Equity (DSRG)
2021	1.50%			44,709	39.65			1,772,813	0.76%	25.11%
2020	1.50%			50,428	31.69			1,526,176	1.08%	22.30%
2019	1.50%			58	25.92			1,510	1.48%	18.07%
2018	1.50%	to	1.80%	69	19.58	to	20.86	1,352	1.78%	-5.82%	to	-6.12%
2017	1.50%	to	1.80%	79	20.79	to	22.22	1,650	1.15%	13.61%	to	13.25%
BNY Mellon Small Cap Stock Index – Serv (DVSCS)
2021	1.50%			24,913	41.55			1,035,091	0.69%	24.27%
2020	1.50%			26,412	33.44			883,088	0.95%	8.99%
2019	1.50%			24	30.68			735	0.83%	27.03%	to	27.41%
2018	1.50%	to	1.80%	28	25.48	to	24.46	703	0.79%	-10.34%	to	-10.60%
2017	1.50%	to	1.80%	28	28.42	to	27.36	809	0.70%	10.76%	to	10.41%
CVP Seligman Global Technology – Class 2 (CLVGT2)
2021	1.50%			78,799	48.54			3,824,793	0.28%	36.62%
2020	1.50%			85,055	35.53			3,021,806	0.00%	43.63%
2019	1.50%	to	1.80%	90	24.74	to	50.76	2,230	0.00%	44.84%	to	45.27%
2018	1.50%	to	1.80%	97	16.20	to	33.35	1,567	0.00%	-9.85%	to	-10.08%
2017	1.50%	to	1.80%	141	17.97	to	37.09	2,534	0.00%	32.91%	to	32.51%
Federated Hermes High Income Bond II (FHIB)
2021	1.50%			17,460	27.31			476,839	5.13%	3.29%
2020	1.50%			21,215	26.44			560,965	5.97%	4.02%
2019	1.50%	to	1.80%	24	22.70	to	25.42	611	6.07%	4.91%	to	5.22%
2018	1.50%	to	1.80%	29	22.53	to	20.17	647	8.17%	-4.74%	to	-5.04%
2017	1.50%	to	1.80%	33	23.65	to	21.24	792	7.16%	5.35%	to	5.04%
Federated Hermes Managed Volatility II (FVU2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2021	1.50%			35,640	22.50			801,874	1.81%	16.75%
2020	1.50%			40,283	19.27			776,318	2.51%	-0.57%
2019	1.50%			44	19.38			847	2.17%	56.91%
2018	1.50%	to	1.80%	53	16.36	to	20.76	861	2.93%	-9.91%	to	-10.13%
2017	1.50%	to	1.80%	57	18.16	to	23.10	1,032	3.79%	16.41%	to	16.02%
Guggenheim Rydex US Government Money Market (GVRUGM)
2021	1.50%			37,998	8.58			325,889	0.00%	-1.49%
2020	1.50%			40,191	8.71			349,908	0.07%	-1.42%
2019	1.50%			43	8.83			376	0.87%	17.24%
2018	1.50%	to	1.80%	45	8.89	to	8.65	403	0.57%	-0.89%	to	-1.26%
2017	1.50%	to	1.80%	48	8.97	to	8.76	428	0.00%	-1.43%	to	-1.68%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2021	1.50%			455	0.34			154	0.00%	-26.57%
2020	1.50%			504	0.46			233	0.91%	-38.92%
2019	1.50%	to	1.80%	1	0.72	to	0.76	-	0.63%	-29.30%	to	-29.08%
2018	1.50%	to	1.80%	1	1.07	to	1.02	1	0.00%	-3.60%	to	-4.67%
2017	1.50%	to	1.80%	1	1.11	to	1.07	1	0.00%	-26.00%	to	-25.69%
Guggenheim Rydex Biotechnology (RBF)
2021	1.50%			25,381	45.04			1,143,089	0.00%	-0.09%
2020	1.50%			26,060	45.08			1,174,697	0.00%	19.51%
2019	1.50%	to	1.80%	31	35.99	to	37.72	1,184	0.00%	20.81%	to	21.17%
2018	1.50%	to	1.80%	33	30.71	to	29.39	1,002	0.00%	-10.80%	to	-11.07%
2017	1.50%	to	1.80%	34	34.43	to	33.05	1,168	0.00%	27.52%	to	27.16%
Guggenheim Rydex Banking (RBKF)
2021	1.50%			5,380	10.22			54,988	1.10%	31.51%
2020	1.50%			5,225	7.77			40,608	0.97%	-9.83%
2019	1.50%			5	8.62			43	0.84%	27.04%
2018	1.50%	to	1.80%	7	6.81	to	6.52	49	0.66%	-20.44%	to	-20.68%
2017	1.50%	to	1.80%	16	8.56	to	8.22	133	0.26%	10.74%	to	10.48%
Guggenheim Rydex Basic Materials (RBMF)
2021	1.50%			2,717	31.62			85,926	0.60%	21.11%
2020	1.50%			2,753	26.11			71,881	1.47%	17.97%
2019	1.50%	to	1.80%	4	21.12	to	22.13	91	0.00%	30.53%
2018	1.50%	to	1.80%	4	18.50	to	17.70	75	0.53%	-18.68%	to	-18.96%
2017	1.50%	to	1.80%	5	22.75	to	21.84	104	0.45%	19.61%	to	19.28%
Guggenheim Rydex Consumer Products (RCPF)
2021	1.50%			6,994	32.39			226,557	0.78%	8.97%
2020	1.50%			7,482	29.72			222,401	0.92%	5.97%
2019	1.50%			9	28.05			250	0.96%	11.48%	to	11.82%
2018	1.50%	to	1.80%	8	23.28	to	22.27	181	0.56%	-13.43%	to	-13.72%
2017	1.50%	to	1.80%	8	26.89	to	25.81	203	1.06%	9.89%	to	9.55%
Guggenheim Rydex Electronics (RELF)
2021	1.50%			611	48.81			29,844	0.00%	36.20%
2020	1.50%			596	35.84			21,359	0.00%	53.64%
2019	1.50%			1	23.32			14	0.00%	33.86%
2018	1.50%	to	1.80%	1	14.86	to	14.22	9	0.00%	-14.05%	to	-14.29%
2017	1.50%	to	1.80%	1	17.29	to	16.59	16	0.00%	29.13%	to	28.70%
Guggenheim Rydex Energy (RENF)
2021	1.50%			33,281	11.41			378,930	0.54%	48.22%
2020	1.50%			10,250	7.70			78,897	1.11%	-35.16%
2019	1.50%	to	1.80%	16	11.32	to	11.87	190	0.21%	23.18%
2018	1.50%	to	1.80%	21	11.28	to	10.80	232	0.46%	-26.61%	to	-26.78%
2017	1.50%	to	1.80%	25	15.37	to	14.75	383	0.53%	-7.63%	to	-7.93%
Guggenheim Rydex Energy Services (RESF)
2021	1.50%			4,726	4.04			19,092	0.25%	15.76%
2020	1.50%			6,686	3.49			23,331	0.80%	-38.27%
2019	1.50%	to	1.80%	7	5.39	to	5.65	38	0.00%	0.08%	to	0.38%
2018	1.50%	to	1.80%	9	5.74	to	5.49	49	3.25%	-46.51%	to	-46.65%
2017	1.50%	to	1.80%	8	10.73	to	10.29	82	0.00%	-19.81%	to	-20.11%
Guggenheim Rydex Financial Services (RFSF)
2021	1.50%			30,081	18.28			549,922	0.22%	33.25%
2020	1.50%			3,675	13.72			50,419	0.95%	-1.59%
2019	1.50%			11	13.94			151	0.72%	33.50%
2018	1.50%	to	1.80%	6	11.05	to	10.57	69	1.03%	-13.60%	to	-13.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2017	1.50%	to	1.80%	10	12.79	to	12.27	128	0.44%	13.89%	to	13.51%
Guggenheim Rydex Health Care (RHCF)
2021	1.50%			6,862	42.69			292,937	0.00%	17.07%
2020	1.50%			5,244	36.46			191,221	0.00%	16.91%
2019	1.50%	to	1.80%	10	29.76	to	31.19	316	0.00%	25.13%
2018	1.50%	to	1.80%	10	25.83	to	24.72	259	0.00%	-0.27%	to	-0.56%
2017	1.50%	to	1.80%	9	25.90	to	24.86	220	0.00%	21.03%	to	20.68%
Guggenheim Rydex Internet (RINF)
2021	1.50%			1,722	52.60			90,607	0.00%	-6.08%
2020	1.50%			2,437	56.01			136,486	0.00%	57.83%
2019	1.50%			1	35.49			25	0.00%	27.61%	to	27.99%
2018	1.50%	to	1.80%	1	28.71	to	27.47	18	0.00%	-4.65%	to	-4.95%
2017	1.50%	to	1.80%	1	30.11	to	28.90	31	0.00%	31.95%	to	31.60%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2021	1.50%			23	1.70			40	0.00%	-0.53%
2020	1.50%			31	1.71			53	0.28%	-22.26%
2019	1.50%	to	1.80%	-	2.09	to	2.20	-	0.00%	18.85%	to	19.20%
2018	1.50%	to	1.80%	-	2.58	to	2.45	-	0.00%	2.38%	to	2.08%
2017	1.50%	to	1.80%	-	2.52	to	2.40	-	0.00%	-10.32%	to	-10.78%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2021	1.50%			899	12.51			11,249	0.22%	16.95%
2020	1.50%			1,518	10.70			16,244	1.95%	-1.26%
2019	1.50%	to	1.80%	2	10.34	to	10.84	22	1.01%	27.12%
2018	1.50%	to	1.80%	2	8.57	to	8.20	17	0.30%	-20.13%	to	-20.39%
2017	1.50%	to	1.80%	8	10.73	to	10.30	83	1.07%	26.68%	to	26.38%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2021	1.50%			2,063	23.20			47,859	0.00%	-15.37%
2020	1.50%			2,471	27.41			67,735	1.09%	38.37%
2019	1.50%	to	1.80%	3	18.90	to	19.81	55	1.49%	30.19%
2018	1.50%	to	1.80%	3	14.46	to	13.84	41	0.00%	-24.13%	to	-24.33%
2017	1.50%	to	1.80%	3	19.06	to	18.29	50	0.00%	48.10%	to	47.62%
Guggenheim Rydex Leisure (RLF)
2020	1.50%			364	32.27			11,747	0.00%	19.21%
2019	1.50%			-	27.07			10	0.13%	12.68%
2018	1.50%	to	1.80%	1	21.26	to	20.34	26	0.11%	-14.72%	to	-15.00%
2017	1.50%	to	1.80%	1	24.93	to	23.93	21	0.25%	18.32%	to	18.00%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2021	1.50%			4,881	82.16			401,030	0.00%	33.24%
2020	1.50%			5,309	61.67			327,392	0.90%	9.04%
2019	1.50%	to	1.80%	6	37.10	to	56.55	361	1.05%	24.56%
2018	1.50%	to	1.80%	7	42.18	to	27.75	289	0.26%	-20.59%	to	-20.85%
2017	1.50%	to	1.80%	7	53.12	to	35.06	381	0.00%	20.62%	to	20.27%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2021	1.50%	to	1.80%	1,271	38.87	to	62.75	78,984	0.05%	16.88%	to	17.23%
2020	1.50%	to	1.80%	1,883	33.26	to	53.53	100,120	0.00%	17.90%	to	18.25%
2019	1.50%	to	1.80%	2	28.21	to	45.26	100	0.00%	-4.29%
2018	1.50%	to	1.80%	5	33.94	to	21.22	180	0.00%	-20.77%	to	-21.00%
2017	1.50%	to	1.80%	10	42.84	to	26.86	414	0.00%	18.21%	to	17.86%
Guggenheim Rydex Nova (RNF)
2021	1.50%			23,609	58.41			1,378,973	0.36%	40.07%
2020	1.50%			25,563	41.70			1,065,977	0.88%	18.24%
2019	1.50%	to	1.80%	32	35.27	to	35.66	1,138	1.11%	30.38%	to	30.77%
2018	1.50%	to	1.80%	33	24.68	to	25.04	811	0.18%	-11.67%	to	-11.92%
2017	1.50%	to	1.80%	37	27.94	to	28.43	1,048	0.05%	29.83%	to	29.46%
Guggenheim Rydex NASDAQ-100 (ROF)
2021	1.50%			21,542	100.74			2,170,195	0.00%	23.67%
2020	1.50%			31,107	81.46			2,533,895	0.29%	42.80%
2019	1.50%	to	1.80%	32	42.52	to	57.04	1,835	0.13%	2.14%
2018	1.50%	to	1.80%	34	42.31	to	31.63	1,427	0.00%	-3.27%	to	-3.57%
2017	1.50%	to	1.80%	47	43.74	to	32.80	2,070	0.00%	29.18%	to	28.78%
Guggenheim Rydex Precious Metals (RPMF)
2021	1.50%			4,925	12.32			60,688	1.63%	-10.54%
2020	1.50%			23,005	13.78			316,902	5.67%	32.30%
2019	1.50%	to	1.80%	31	9.93	to	10.41	318	0.00%	15.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2018	1.50%	to	1.80%	18	6.94	to	6.64	127	4.44%	-17.87%	to	-18.13%
2017	1.50%	to	1.80%	22	8.45	to	8.11	188	4.34%	5.49%	to	5.19%
Guggenheim Rydex Real Estate (RREF)
2021	1.50%			7,039	27.46			193,261	0.58%	32.08%
2020	1.50%			9,503	20.79			197,546	2.98%	-7.22%
2019	1.50%	to	1.80%	8	21.38	to	22.41	174	2.02%	24.01%
2018	1.50%	to	1.80%	6	18.28	to	17.49	106	0.91%	-8.69%	to	-9.00%
2017	1.50%	to	1.80%	8	20.02	to	19.22	153	2.56%	5.04%	to	4.74%
Guggenheim Rydex Retailing (RRF)
2021	1.50%			403	40.14			16,162	0.00%	10.09%
2020	1.50%			748	36.46			27,271	0.00%	41.53%
2019	1.50%			1	25.76			19	0.00%	5.95%	to	6.27%
2018	1.50%	to	1.80%	1	21.01	to	20.10	15	0.01%	-4.67%	to	-4.96%
2017	1.50%	to	1.80%	2	22.04	to	21.15	37	0.00%	11.14%	to	10.79%
Guggenheim Long Short Equity (RSRF)
2021	1.50%			4,252	22.92			97,442	0.60%	21.96%
2020	1.50%			4,336	18.79			81,475	0.87%	3.37%
2019	1.50%			5	18.18			93	0.63%	27.80%	to	28.18%
2018	1.50%	to	1.80%	6	17.48	to	13.64	111	0.00%	-14.27%	to	-14.48%
2017	1.50%	to	1.80%	8	20.39	to	15.95	169	0.38%	13.15%	to	12.80%
Guggenheim Rydex Technology (RTEC)
2021	1.50%			5,802	52.54			304,873	0.00%	18.71%
2020	1.50%			8,449	44.26			373,981	0.00%	47.03%
2019	1.50%	to	1.80%	9	28.72	to	30.11	274	0.00%	4.54%
2018	1.50%	to	1.80%	8	21.87	to	20.93	172	0.00%	-2.97%	to	-3.24%
2017	1.50%	to	1.80%	8	22.54	to	21.63	182	0.00%	30.67%	to	30.30%
Guggenheim Rydex Telecommunications (RTEL)
2021	1.50%			3,355	14.46			48,501	0.73%	7.36%
2020	1.50%			3,440	13.47			46,323	0.73%	7.86%
2019	1.50%	to	1.80%	6	11.91	to	12.48	78	0.00%	5.41%
2018	1.50%	to	1.80%	5	11.19	to	10.71	57	0.76%	-6.75%	to	-7.03%
2017	1.50%	to	1.80%	3	12.00	to	11.52	41	1.56%	4.26%	to	3.97%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2021	1.50%			32,559	78.07			2,541,705	0.00%	55.93%
2020	1.50%			33,094	50.06			1,656,787	0.59%	16.34%
2019	1.50%	to	1.80%	34	41.05	to	43.03	1,466	0.00%	1.27%
2018	1.50%	to	1.80%	33	26.88	to	25.72	886	0.06%	-16.68%	to	-16.93%
2017	1.50%	to	1.80%	35	32.26	to	30.96	1,131	0.00%	41.37%	to	40.92%
Guggenheim Rydex Transportation (RTRF)
2021	1.50%			1,353	44.68			60,431	0.00%	20.36%
2020	1.50%			1,443	37.12			53,569	0.16%	38.53%
2019	1.50%			2	26.80			54	0.00%	17.42%	to	17.77%
2018	1.50%	to	1.80%	2	22.25	to	21.29	46	0.00%	-21.27%	to	-21.50%
2017	1.50%	to	1.80%	3	28.26	to	27.12	75	0.24%	20.20%	to	19.84%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2021	1.50%			9,030	0.64			5,824	0.00%	-25.57%
2020	1.50%			36,517	0.87			31,642	1.33%	-26.14%
2019	1.50%			13	1.17			15	1.17%	29.63%
2018	1.50%	to	1.80%	16	1.54	to	1.77	25	0.00%	1.99%	to	1.72%
2017	1.50%	to	1.80%	15	1.51	to	1.74	22	0.00%	-18.38%	to	-18.69%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2021	1.50%			7,040	21.01			147,903	0.36%	-8.87%
2020	1.50%			8,729	23.05			201,228	0.12%	20.15%
2019	1.50%	to	1.80%	8	19.19	to	19.27	145	1.18%	33.47%
2018	1.50%	to	1.80%	9	16.68	to	16.80	144	1.57%	-6.71%	to	-7.03%
2017	1.50%	to	1.80%	10	17.88	to	18.07	177	1.24%	7.97%	to	7.69%
Guggenheim Rydex Utilities (RUTL)
2021	1.50%			7,560	30.74			232,406	1.52%	12.82%
2020	1.50%			11,008	27.25			299,949	1.74%	-6.54%
2019	1.50%			11	29.16			323	0.22%	16.55%	to	16.90%
2018	1.50%	to	1.80%	13	24.87	to	23.80	329	1.39%	2.22%	to	1.93%
2017	1.50%	to	1.80%	9	24.33	to	23.35	227	1.86%	9.40%	to	9.06%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2021	1.50%			10,261	330.68			3,393,066	0.00%	51.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2020	1.50%			11,884	218.75			2,599,643	0.24%	84.09%
2019	1.50%			16	118.83			1,870	0.16%	20.31%	to	20.67%
2018	1.50%	to	1.80%	18	66.83	to	63.95	1,199	0.00%	-10.67%	to	-10.93%
2017	1.50%	to	1.80%	16	74.81	to	71.80	1,232	0.00%	66.99%	to	66.47%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2021	1.50%			491	0.07			33	0.00%	-36.29%
2020	1.50%			529	0.11			57	0.62%	-46.57%
2019	1.50%	to	1.80%	1	0.19	to	0.20	-	0.00%	16.38%
2018	1.50%	to	1.80%	3	0.32	to	0.30	1	0.00%	0.00%	to	-3.23%
2017	1.50%	to	1.80%	3	0.32	to	0.31	1	0.00%	-39.62%	to	-39.22%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2021	1.50%			49	0.59			29	0.00%	-19.70%
2020	1.50%			49	0.74			36	0.75%	-31.84%
2019	1.50%	to	1.80%	-	1.03	to	1.08	-	0.71%	23.21%
2018	1.50%	to	1.80%	-	1.38	to	1.32	-	0.00%	9.52%	to	9.09%
2017	1.50%	to	1.80%	-	1.26	to	1.21	-	0.00%	-14.86%	to	-14.79%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2021	1.50%			16,949	45.59			772,753	0.00%	25.69%
2020	1.50%			12,477	36.27			452,591	0.00%	25.43%
2019	1.50%			22	28.92			640	0.00%	10.23%
2018	1.50%	to	1.80%	25	23.19	to	22.21	574	0.00%	-7.05%	to	-7.30%
2017	1.50%	to	1.80%	29	24.95	to	23.96	724	0.00%	22.54%	to	22.18%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2021	1.50%			8,958	28.15			252,192	0.63%	30.35%
2020	1.50%			9,305	21.60			200,963	1.76%	-11.89%
2019	1.50%			13	24.51			325	0.79%	9.77%
2018	1.50%	to	1.80%	16	20.19	to	19.33	316	0.84%	-14.59%	to	-14.88%
2017	1.50%	to	1.80%	18	23.64	to	22.71	433	0.74%	14.15%	to	13.83%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2021	1.50%			2,263	66.75			151,084	0.00%	38.51%
2020	1.50%			2,270	48.19			109,397	0.57%	0.22%
2019	1.50%	to	1.80%	4	45.91	to	48.09	198	0.68%	23.23%
2018	1.50%	to	1.80%	4	33.10	to	31.70	137	0.21%	-15.52%	to	-15.76%
2017	1.50%	to	1.80%	4	39.18	to	37.63	163	0.05%	56.16%	to	55.69%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2021	1.50%			8,725	38.74			338,031	0.00%	10.54%
2020	1.50%			9,702	35.05			340,038	0.00%	28.52%
2019	1.50%			10	27.27			279	0.00%	13.02%
2018	1.50%	to	1.80%	11	23.99	to	22.97	261	0.00%	-16.09%	to	-16.35%
2017	1.50%	to	1.80%	12	28.59	to	27.46	331	0.00%	16.98%	to	16.65%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2021	1.50%			8,817	31.79			280,341	0.07%	29.30%
2020	1.50%			8,394	24.59			206,404	0.41%	5.82%
2019	1.50%			9	23.24			213	0.00%	6.50%	to	6.82%
2018	1.50%	to	1.80%	11	19.26	to	18.45	204	0.00%	-20.22%	to	-20.41%
2017	1.50%	to	1.80%	12	24.14	to	23.18	298	0.00%	11.50%	to	11.12%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2021	1.50%			5,525	35.68			197,113	0.00%	17.39%
2020	1.50%			4,431	30.39			134,679	0.00%	14.03%
2019	1.50%			6	26.65			156	0.00%	6.42%	to	6.74%
2018	1.50%	to	1.80%	7	24.03	to	23.02	161	0.00%	-10.40%	to	-10.64%
2017	1.50%	to	1.80%	7	26.82	to	25.76	192	0.00%	14.37%	to	14.03%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2021	1.50%			8,984	23.50			211,141	0.00%	41.28%
2020	1.50%			9,924	16.63			165,080	0.00%	-7.37%
2019	1.50%			10	17.96			184	0.33%	13.06%
2018	1.50%	to	1.80%	10	15.11	to	14.46	151	0.00%	-21.75%	to	-22.05%
2017	1.50%	to	1.80%	11	19.31	to	18.55	214	0.00%	-1.73%	to	-2.01%
Invesco V.I. Core Equity I (AVGI)
2021	1.50%			29,701	29.48			875,640	0.66%	25.84%
2020	1.50%			30,920	23.43			724,414	1.33%	12.16%
2019	1.50%			35	13.94	to	20.89	726	0.96%	26.51%
2018	1.50%	to	1.80%	38	16.44	to	15.83	631	0.90%	-10.75%	to	-11.02%
2017	1.50%	to	1.80%	42	18.42	to	17.79	768	1.03%	11.50%	to	11.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco V.I. High Yield I (AVHY1)
2021	1.50%			53,346	21.81			1,163,703	4.92%	2.83%
2020	1.50%			51,649	21.21			1,095,235	5.83%	1.78%
2019	1.50%	to	1.80%	56	13.11	to	20.84	1,175	5.90%	29.08%
2018	1.50%	to	1.80%	59	18.64	to	17.84	1,106	5.20%	-4.80%	to	-5.06%
2017	1.50%	to	1.80%	68	19.58	to	18.79	1,341	4.00%	4.71%	to	4.39%
Invesco V.I. Diversified Dividend I (IVDDI)
2021	1.50%			14,549	24.24			352,653	2.08%	17.12%
2020	1.50%			17,322	20.69			358,476	2.84%	-1.35%
2019	1.50%			19	16.23	to	20.98	408	3.01%	26.18%
2018	1.50%	to	1.80%	20	17.02	to	16.64	340	2.12%	-8.98%	to	-9.22%
2017	1.50%	to	1.80%	29	18.70	to	18.33	541	1.73%	6.98%	to	6.63%
Invesco V.I. Government Money Market I (IVGMMI)
2021	1.50%	to	1.80%	658,076	8.80	to	9.06	5,961,834	0.01%	-1.78%	to	-1.48%
2020	1.50%	to	1.80%	696,560	8.96	to	9.20	6,342,121	0.28%	-1.50%	to	-1.20%
2019	1.50%	to	1.80%	646	9.10	to	9.31	6,002	1.89%	-1.85%	to	-1.55%
2018	1.50%	to	1.80%	697	9.28	to	9.09	6,466	1.54%	0.11%	to	-0.33%
2017	1.50%	to	1.80%	712	9.27	to	9.12	6,605	0.56%	-0.96%	to	-1.19%
Invesco V.I. Health Care I (IVHS)
2021	1.50%			14,332	37.39			535,862	0.21%	10.63%
2020	1.50%			14,797	33.80			500,112	0.32%	12.76%
2019	1.50%			16	29.97			487	0.04%	24.77%	to	25.14%
2018	1.50%	to	1.80%	17	22.96	to	23.51	398	0.00%	-0.61%	to	-0.89%
2017	1.50%	to	1.80%	19	23.10	to	23.72	441	0.36%	14.07%	to	13.76%
Invesco V.I. Main Street Mid Cap II (IVMCC2)
2021	1.50%			10,683	37.88			404,694	0.26%	21.04%
2020	1.50%			9,865	31.30			308,748	0.48%	7.32%
2019	1.50%			10	29.16			292	0.21%	20.39%
2018	1.50%	to	1.80%	11	23.68	to	18.66	260	0.11%	-12.91%	to	-13.17%
2017	1.50%	to	1.80%	13	27.19	to	21.49	363	0.32%	12.96%	to	12.57%
Invesco V.I. Global Real Estate I (IVRE)
2021	1.50%			14,088	41.05			577,044	2.75%	23.84%
2020	1.50%			14,124	33.15			468,231	4.66%	-13.62%
2019	1.50%	to	1.80%	19	21.20	to	38.38	742	4.63%	23.37%
2018	1.50%	to	1.80%	20	31.68	to	21.41	649	3.53%	-7.53%	to	-7.83%
2017	1.50%	to	1.80%	26	34.26	to	23.23	902	3.15%	11.34%	to	11.04%
Invesco V.I. Technology I (IVT)
2021	1.50%			5,829	26.87			156,650	0.00%	12.71%
2020	1.50%			4,883	23.84			116,422	0.00%	43.94%
2019	1.50%			5	16.56			75	0.00%	12.58%
2018	1.50%	to	1.80%	8	12.37	to	21.78	97	0.00%	-1.98%	to	-2.24%
2017	1.50%	to	1.80%	9	12.62	to	22.28	115	0.00%	33.12%	to	32.78%
Janus Henderson Enterprise – Inst (JAEI)
2021	1.50%			143,353	78.09			11,185,573	0.32%	15.09%
2020	1.50%			156,697	67.85			10,629,772	0.07%	17.70%
2019	1.50%			180	40.84	to	57.65	10,320	0.20%	14.70%	to	15.04%
2018	1.50%	to	1.80%	200	43.19	to	38.66	8,643	0.23%	-1.91%	to	-2.20%
2017	1.50%	to	1.80%	235	44.03	to	39.53	10,352	0.62%	25.51%	to	25.17%
Janus Henderson Global Research – Inst (JAGRIN)
2021	1.50%			180,933	33.25			6,015,860	0.52%	16.33%
2020	1.50%			193,790	28.58			5,526,371	0.72%	18.27%
2019	1.50%			219	24.17			5,255	1.00%	26.14%	to	26.52%
2018	1.50%	to	1.80%	241	19.01	to	17.12	4,582	1.12%	-8.25%	to	-8.55%
2017	1.50%	to	1.80%	261	20.72	to	18.72	5,401	0.82%	25.12%	to	24.80%
Janus Henderson Overseas – Inst (JAIG)
2021	1.50%			12,471	44.29			552,316	1.13%	11.89%
2020	1.50%			13,252	39.58			524,526	1.32%	14.57%
2019	1.50%			16	34.55			564	1.88%	20.38%	to	20.74%
2018	1.50%	to	1.80%	18	27.61	to	18.95	502	1.70%	-16.23%	to	-16.48%
2017	1.50%	to	1.80%	21	32.96	to	22.69	677	1.64%	29.20%	to	28.77%
Janus Henderson Research – Inst (JARIN)
2021	1.50%			201,045	50.78			10,209,380	0.10%	18.54%
2020	1.50%			216,809	42.84			9,282,766	0.41%	30.98%
2019	1.50%			243	32.71			7,933	0.45%	26.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2018	1.50%	to	1.80%	270	24.50	to	22.65	6,605	0.54%	-4.03%	to	-4.31%
2017	1.50%	to	1.80%	297	25.53	to	23.67	7,580	0.39%	26.01%	to	25.57%
Lazard Retirement Emerging Markets Equity – Service (LZREMS)
2021	1.50%			11,622	30.06			349,344	1.85%	3.90%
2020	1.50%			13,112	28.93			379,366	2.58%	-2.75%
2019	1.50%			14	29.75			428	0.87%	-37.24%	to	-37.05%
2018	1.50%	to	1.80%	15	25.56	to	24.46	392	1.61%	-19.77%	to	-20.01%
2017	1.50%	to	1.80%	21	31.86	to	30.58	656	1.75%	25.93%	to	25.53%
Lazard Retirement International Equity – Service (LZRIES)
2021	1.50%			20,271	20.01			405,527	0.95%	4.26%
2020	1.50%			21,036	19.19			403,643	2.24%	6.63%
2019	1.50%	to	1.80%	24	17.17	to	18.00	424	0.34%	-14.84%	to	-14.58%
2018	1.50%	to	1.80%	25	15.10	to	14.45	378	1.49%	-15.17%	to	-15.45%
2017	1.50%	to	1.80%	30	17.80	to	17.09	533	2.42%	20.51%	to	20.18%
Lazard Retirement US Small-Mid Cap Equity – Service (LZRUSM)
2021	1.50%			25,798	49.32			1,272,269	0.05%	18.09%
2020	1.50%			29,038	41.76			1,200,857	0.19%	5.18%
2019	1.50%	to	1.80%	31	20.44	to	39.71	1,221	0.00%	23.60%
2018	1.50%	to	1.80%	36	31.02	to	20.48	1,118	0.02%	-14.55%	to	-14.81%
2017	1.50%	to	1.80%	38	36.30	to	24.04	1,376	0.36%	12.24%	to	11.92%
LMCBV Aggressive Growth I (LPVCAI)
2021	1.50%			5,356	29.20			156,389	0.17%	8.66%
2020	1.50%			10,130	26.87			272,198	0.82%	16.26%
2019	1.50%			11	23.11			261	0.69%	27.93%	to	28.32%
2018	1.50%	to	1.80%	21	18.76	to	18.11	399	0.68%	-9.72%	to	-9.99%
2017	1.50%	to	1.80%	19	20.78	to	20.12	386	0.50%	14.55%	to	14.19%
LMCBV Dividend Strategy I (LPVCII)
2021	1.50%			10,579	28.94			306,186	1.44%	24.91%
2020	1.50%			12,090	23.17			280,121	1.36%	6.07%
2019	1.50%			17	21.84			362	1.66%	31.59%
2018	1.50%	to	1.80%	14	16.85	to	16.27	229	1.91%	-6.28%	to	-6.55%
2017	1.50%	to	1.80%	10	17.98	to	17.41	177	1.53%	17.36%	to	17.00%
LMCBV Large Cap Growth I (LVCLGI)
2021	1.50%			28,564	46.60			1,331,062	0.00%	20.13%
2020	1.50%			31,943	38.79			1,239,130	0.02%	28.79%
2019	1.50%			36	30.12			1,090	0.39%	-22.03%	to	-21.80%
2018	1.50%	to	1.80%	29	23.13	to	22.34	675	0.27%	-1.49%	to	-1.76%
2017	1.50%	to	1.80%	42	23.48	to	22.74	977	0.22%	23.91%	to	23.52%
LMWAV Global High Yield Bond I (SBVHY)
2021	1.50%			88	20.45			1,791	4.35%	-0.18%
2020	1.50%			94	20.49			1,926	1.67%	5.72%
2019	1.50%			6	19.38			111	5.35%	25.16%	to	25.53%
2018	1.50%	to	1.80%	6	17.20	to	16.51	98	5.24%	-5.34%	to	-5.60%
2017	1.50%	to	1.80%	6	18.17	to	17.49	104	5.28%	7.01%	to	6.71%
Lord Abbett Dividend Growth VC (LOVCDG)
2021	1.50%			3,871	53.05			203,721	0.70%	23.75%
2020	1.50%			4,314	42.87			184,937	0.95%	13.70%
2019	1.50%			6	37.70			222	1.57%	-24.06%
2018	1.50%	to	1.80%	6	30.27	to	24.64	188	1.72%	-6.11%	to	-6.38%
2017	1.50%	to	1.80%	7	32.24	to	26.32	235	1.70%	17.36%	to	17.03%
Lord Abbett Growth and Income VC (LOVGI)
2021	1.50%			72,568	39.04			2,833,274	0.95%	27.10%
2020	1.50%			87,058	30.72			2,664,967	1.68%	1.17%
2019	1.50%	to	1.80%	95	16.87	to	30.36	2,893	1.51%	36.55%	to	36.96%
2018	1.50%	to	1.80%	117	25.16	to	18.43	2,945	1.25%	-9.53%	to	-9.79%
2017	1.50%	to	1.80%	148	27.81	to	20.43	4,126	1.32%	11.69%	to	11.34%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2021	1.50%	to	1.80%	12,430	43.84	to	55.48	545,304	0.00%	10.98%	to	11.31%
2020	1.50%	to	1.80%	12,994	39.39	to	49.99	512,121	0.00%	37.48%	to	37.90%
2019	1.50%	to	1.80%	14	28.56	to	36.36	414	0.00%	33.68%	to	34.08%
2018	1.50%	to	1.80%	18	21.84	to	27.89	388	0.00%	-7.81%	to	-8.08%
2017	1.50%	to	1.80%	17	23.69	to	30.34	396	0.00%	23.39%	to	23.03%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2021	1.50%			41,380	42.48			1,756,464	0.61%	30.82%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2020	1.50%			41,763	32.47			1,355,982	1.22%	-4.07%
2019	1.50%			42	33.85			1,410	0.72%	77.82%
2018	1.50%	to	1.80%	42	29.43	to	22.13	1,236	0.67%	-16.53%	to	-16.77%
2017	1.50%	to	1.80%	43	35.26	to	26.59	1,530	0.85%	15.00%	to	14.66%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2021	1.50%			29,988	41.87			1,250,996	0.37%	21.64%
2020	1.50%			33,280	34.42			1,145,569	0.61%	17.78%
2019	1.50%			36	29.23			1,061	0.59%	34.42%	to	34.82%
2018	1.50%	to	1.80%	1	23.57	to	22.55	17	0.49%	-7.13%	to	-7.43%
2017	1.50%	to	1.80%	1	25.38	to	24.36	31	0.47%	16.69%	to	16.33%
Neuberger Berman AMT Short Duration Bond I (AMTB)
2021	1.50%			122,909	12.79			1,572,472	2.84%	-0.76%
2020	1.50%			90,758	12.89			1,170,022	2.39%	1.92%
2019	1.50%			91	12.65			1,133	1.97%	27.36%
2018	1.50%	to	1.80%	99	12.38	to	9.78	1,220	1.54%	-0.48%	to	-0.81%
2017	1.50%	to	1.80%	102	12.44	to	9.86	1,264	1.43%	-0.64%	to	-0.90%
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
2021	1.50%			161,798	14.53			2,351,042	1.26%	28.36%
2020	1.50%			181,225	11.32			1,996,866	5.60%	-8.63%
2019	1.50%			197	12.39			2,411	1.41%	32.36%
2018	1.50%	to	1.80%	215	12.95	to	12.50	2,785	1.80%	-9.38%	to	-9.68%
2017	1.50%	to	1.80%	235	14.29	to	13.84	3,354	1.42%	9.25%	to	8.98%
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
2021	1.50%			119,921	21.02			2,520,527	0.00%	27.74%
2020	1.50%			147,640	16.45			2,407,848	0.18%	-2.67%
2019	1.50%	to	1.80%	168	16.28	to	16.91	2,837	0.77%	28.84%	to	29.23%
2018	1.50%	to	1.80%	183	15.91	to	15.36	2,914	0.30%	-4.10%	to	-4.42%
2017	1.50%	to	1.80%	208	16.59	to	16.07	3,443	1.31%	19.10%	to	18.77%
PIMCO VIT All Asset – Admin (PMVAAA)
2021	1.50%			25,803	19.17			494,572	11.10%	14.50%
2020	1.50%			26,851	16.74			449,474	5.03%	6.40%
2019	1.50%			30	15.73			475	2.91%	49.48%	to	49.93%
2018	1.50%	to	1.80%	34	14.27	to	13.74	488	3.24%	-6.85%	to	-7.10%
2017	1.50%	to	1.80%	33	15.32	to	14.79	510	4.90%	11.91%	to	11.54%
PIMCO VIT Emerging Markets Bond – Admin (PMVEBA)
2021	1.50%			356	18.70			6,658	4.50%	-4.01%
2020	1.50%			433	19.49			8,437	4.62%	5.12%
2019	1.50%			1	18.54			17	4.42%	24.72%
2018	1.50%	to	1.80%	1	16.40	to	15.78	15	4.14%	-6.12%	to	-6.46%
2017	1.50%	to	1.80%	1	17.47	to	16.87	17	5.08%	8.24%	to	7.93%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2021	1.50%			924	17.13			15,828	1.59%	-3.42%
2020	1.50%			955	17.74			16,941	5.97%	3.99%
2019	1.50%			1	17.06			17	1.77%	13.69%
2018	1.50%	to	1.80%	1	16.18	to	15.58	17	1.31%	0.56%	to	0.32%
2017	1.50%	to	1.80%	1	16.09	to	15.53	17	4.71%	1.26%	to	0.91%
PIMCO VIT Global Bond Opportunities Unhedged – Admin (PMVGBA)
2021	1.50%			19,744	14.53			286,953	4.99%	-5.59%
2020	1.50%			19,388	15.39			298,445	2.48%	8.48%
2019	1.50%			21	14.19			297	2.46%	21.44%
2018	1.50%	to	1.80%	26	13.57	to	13.07	349	5.83%	-5.63%	to	-5.90%
2017	1.50%	to	1.80%	33	14.38	to	13.89	479	1.98%	6.99%	to	6.68%
PIMCO VIT High Yield – Admin (PMVHYA)
2021	1.50%			112	20.05			2,249	4.51%	2.09%
2020	1.50%			652	19.64			12,806	4.84%	4.17%
2019	1.50%			1	18.85			13	4.96%	22.62%
2018	1.50%	to	1.80%	1	16.68	to	16.06	14	5.10%	-4.14%	to	-4.40%
2017	1.50%	to	1.80%	1	17.40	to	16.80	22	4.88%	5.07%	to	4.74%
PIMCO VIT Real Return – Admin (PMVRRA)
2021	1.50%			76,222	18.03			1,374,145	4.98%	4.01%
2020	1.50%			73,017	17.33			1,265,556	1.42%	10.05%
2019	1.50%	to	1.80%	76	14.35	to	15.75	1,196	1.67%	32.95%	to	33.35%
2018	1.50%	to	1.80%	80	14.74	to	13.47	1,176	2.50%	-3.72%	to	-3.99%
2017	1.50%	to	1.80%	83	15.31	to	14.03	1,273	2.38%	2.13%	to	1.81%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO VIT CommodityRealReturn Strategy – Admin (PMVRSA)
2021	1.50%			2,403	7.16			17,200	4.24%	31.36%
2020	1.50%			2,693	5.45			14,677	6.29%	-0.16%
2019	1.50%			4	5.46			20	4.49%	22.21%	to	22.58%
2018	1.50%	to	1.80%	4	4.97	to	4.79	19	2.10%	-15.48%	to	-15.67%
2017	1.50%	to	1.80%	4	5.88	to	5.68	22	11.22%	0.68%	to	0.35%
PIMCO VIT Total Return – Admin (PMVTRA)
2021	1.50%			193,450	17.75			3,434,690	1.82%	-2.74%
2020	1.50%			199,221	18.25			3,636,668	2.11%	7.03%
2019	1.50%	to	1.80%	192	16.22	to	17.06	3,266	3.01%	59.62%	to	60.10%
2018	1.50%	to	1.80%	202	15.98	to	15.24	3,235	2.53%	-2.02%	to	-2.37%
2017	1.50%	to	1.80%	222	16.31	to	15.61	3,621	2.02%	3.36%	to	3.10%
PIMCO VIT Short-Term – Admin (PVSTA)
2021	1.50%			115,924	11.35			1,315,762	1.14%	-1.54%
2020	1.50%			117,691	11.53			1,356,767	1.22%	0.72%
2019	1.50%			116	11.45			1,325	2.46%	42.46%	to	42.88%
2018	1.50%	to	1.80%	119	11.30	to	10.82	1,340	2.19%	0.00%	to	-0.28%
2017	1.50%	to	1.80%	97	11.30	to	10.85	1,094	1.70%	0.89%	to	0.65%
Royce Micro-Cap (ROCMC)
2021	1.50%			8,233	45.15			371,720	0.00%	28.05%
2020	1.50%			10,472	35.26			369,235	0.00%	21.95%
2019	1.50%	to	1.80%	13	19.00	to	28.91	368	0.00%	11.19%	to	11.53%
2018	1.50%	to	1.80%	13	24.55	to	16.18	330	0.00%	-10.40%	to	-10.66%
2017	1.50%	to	1.80%	14	27.40	to	18.11	394	0.64%	3.63%	to	3.31%
Royce Small-Cap (ROCSC)
2021	1.50%			15,061	43.30			649,591	1.30%	26.90%
2020	1.50%			18,619	34.12			635,282	1.02%	-8.53%
2019	1.50%	to	1.80%	20	25.97	to	37.30	735	0.65%	20.42%
2018	1.50%	to	1.80%	22	31.91	to	22.28	696	0.75%	-9.71%	to	-9.98%
2017	1.50%	to	1.80%	26	35.34	to	24.75	927	0.92%	3.79%	to	3.51%
Third Avenue Value (TAVV)
2021	1.50%			21,860	23.14			504,666	0.70%	20.25%
2020	1.50%			24,132	19.24			464,324	2.55%	-3.85%
2019	1.50%	to	1.80%	30	12.22	to	20.01	600	0.27%	10.46%	to	10.79%
2018	1.50%	to	1.80%	32	18.06	to	12.87	585	1.84%	-21.55%	to	-21.81%
2017	1.50%	to	1.80%	36	23.02	to	16.46	833	0.83%	11.91%	to	11.59%
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
2021	1.50%			13,861	17.77			246,357	5.15%	-5.48%
2020	1.50%			16,208	18.80			283,612	6.80%	7.30%
2019	1.50%			22	17.52			390	0.35%	10.94%
2018	1.50%	to	1.80%	28	15.80	to	11.83	443	7.59%	-7.49%	to	-7.79%
2017	1.50%	to	1.80%	31	17.08	to	12.83	521	2.30%	10.55%	to	10.22%
VanEck VIP Emerging Markets Initial Cl (VWEM)
2021	1.50%			33,209	36.36			1,207,411	0.91%	-13.18%
2020	1.50%			35,176	41.88			1,473,110	2.06%	15.50%
2019	1.50%	to	1.80%	38	33.99	to	36.26	1,368	0.46%	28.27%	to	28.65%
2018	1.50%	to	1.80%	41	28.18	to	26.50	1,159	0.29%	-24.63%	to	-24.87%
2017	1.50%	to	1.80%	43	37.39	to	35.27	1,622	0.42%	48.79%	to	48.38%
VanEck VIP Global Resources Initial Cl (VWHA)
2021	1.50%			12,522	26.60			333,127	0.44%	17.15%
2020	1.50%			13,552	22.71			307,738	0.94%	17.34%
2019	1.50%	to	1.80%	14	17.36	to	19.35	274	0.00%	9.87%	to	10.20%
2018	1.50%	to	1.80%	18	17.56	to	15.80	325	0.00%	-29.36%	to	-29.59%
2017	1.50%	to	1.80%	20	24.86	to	22.44	491	0.00%	-3.16%	to	-3.44%
Allspring VT Discovery – Class 2 (SVDF)
2021	1.50%			76,843	62.33			4,790,026	0.00%	-6.46%
2020	1.50%			87,515	66.64			5,831,772	0.00%	60.23%
2019	1.50%			106	41.59			4,377	0.00%	36.95%
2018	1.50%	to	1.80%	121	30.37	to	29.14	3,681	0.00%	-8.44%	to	-8.74%
2017	1.50%	to	1.80%	142	33.17	to	31.93	4,713	0.00%	27.19%	to	26.86%
Allspring VT Opportunity – Class 2 (SVOF)
2021	1.50%			47,849	69.09			3,304,197	0.04%	22.92%
2020	1.50%			55,173	56.21			3,101,200	0.44%	19.20%
2019	1.50%	to	1.80%	59	32.79	to	47.15	2,800	0.29%	29.12%	to	29.51%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units****	Unit Fair Value			Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2018	1.50%	to	1.80%	66	36.41	to	25.39	2,399	0.19%	-8.54%	to	-8.83%
2017	1.50%	to	1.80%	71	39.81	to	27.85	2,810	0.67%	18.66%	to	18.31%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.